                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               X
                                                                    -----

         Pre-Effective Amendment No. _____                          -----

         Post-Effective Amendment No.40 File No. 2-73948              X
                                                                    -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       X
                                                                    -----

         Amendment No.41 File No. 811-3258                            X
                                                                    -----

                      DFA INVESTMENT DIMENSIONS GROUP INC.
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

  1299 Ocean Avenue, 11th Floor, Santa Monica CA                      90401
  ----------------------------------------------                    ----------
     (Address of Principal Executive Office)                        (Zip Code)

Registrant's Telephone Number, including Area Code                (310) 395-8005
                                                                  --------------

         Irene R. Diamant, Vice President and Secretary, DFA Investment Dimensions Group Inc.,

         1299 Ocean Avenue, 11th Floor, Santa Monica, California  90401
         --------------------------------------------------------------
                    (Name and Address of Agent for Service)

Copies of communications to Stephen W. Kline, Esquire, Stradley, Ronon, Stevens & Young, LLP, Great Valley Corporate Center, 30 Valley Stream Parkway, Malvern, PA 19355, (610) 640-5801.

It is proposed that this filing will become effective
(check appropriate box):

                 Immediately upon filing pursuant to paragraph (b)
          -----
            X    On March 29, 1996 pursuant to paragraph (b)
          -----
                 60 days after filing pursuant to paragraph (a)(1)
          -----
                 On (date) pursuant to paragraph (a)(1)
          -----
                 75 days after filing pursuant to paragraph (a)(2)
          -----
                 On _________________ pursuant to paragraph (a)(2) of Rule 485.
          -----

If appropriate, check the following box:

                 This post-effective amendment designates a new effective date ----- for a previously filed post-effective amendment.

This Registrant has registered an indefinite number of shares of common stock under the Securities Act of 1933 pursuant to Rule 24f- 2 under the Investment Company Act of 1940. On January 29, 1996, Registrant filed a Rule 24f-2 Notice for Registrant's most recent fiscal year which ended November 30, 1995.

                                   FORM N-1A

                             CROSS REFERENCE SHEET
                           (as required by Rule 404)



FORM N-1A PART A ITEM NO.                                   PROSPECTUS LOCATION
-------------------------                                   -------------------
         Item 1. Cover Page.........................        Cover Page
         Item 2. Synopsis...........................        Highlights
         Item 3. Condensed Financial Information....        Condensed Financial Information

         Item 4. General Description of Registrant..        Cover Page; Highlights; General Information

         Item 5. Management of the Fund.............        Highlights; Management of the Fund

         Item 6. Capital Stock and Other Securities.        Highlights; Dividends, Capital Gains Distributions and Taxes; General
                                                            Information

         Item 7. Purchase of Securities Being
                 Offered............................        Purchase and Redemption of Shares

         Item 8. Redemption or Repurchase...........        Purchase and Redemption of Shares

         Item 9. Pending Legal Proceedings..........        Not Applicable


FORM N-1A PART B ITEM NO.                                   LOCATION IN STATEMENT OF ADDITIONAL INFORMATION
-------------------------                                   -----------------------------------------------

         Item 10. Cover Page........................        Cover Page

         Item 11. Table of Contents.................        Table of Contents

         Item 12. General Information and History...        Other Information

         Item 13.         Investment Objectives and Policies.       Portfolio Characteristics and Policies; Investment Limitations;
                                                                    Futures Contracts

         Item 14.         Management of the Fund..............      Directors and Officers

         Item 15.         Control Persons and Principal
                          Holders of Securities..............       Principal Holders of Securities

         Item 16.         Investment Advisory and Other
                          Services...........................       Directors and Officers; Administrative Services; Other
                                                                    Information

         Item 17.         Brokerage Allocation and Other
                          Practices..........................       Brokerage Transactions

         Item 18.         Capital Stock and Other Securities.       Other Information

         Item 19.         Purchase, Redemption and Pricing
                          of Securities Being Offered........       Purchase and Redemption of Shares

         Item 20.         Tax Status.........................       Federal Tax Treatment of Futures Contracts

         Item 21.         Underwriters.......................       Not Applicable

         Item 22.         Calculation of Performance Data....       Calculation of Performance Data

         Item 23.         Financial Statements...............       Financial Statements


FORM N-1A PART C ITEM NO.                                           LOCATION IN PART C
-------------------------                                           ------------------

         Item 24.         Financial Statements and Exhibits..       Exhibits

         Item 25.         Persons Controlled by or Under
                          Common Control with Registrant.....       Persons Controlled by or Under Common Control with Registrant

         Item 26.         Number of Holders of Securities....       Number of Holders of Securities

         Item 27.         Indemnification....................       Indemnification

         Item 28.         Business and Other Connections of
                          Investment Advisor.................       Business and Connections of Investment Advisor and Subadvisors

         Item 29.         Principal Underwriters.............       Principal Underwriters

         Item 30.         Location of Accounts and Records...       Location of Accounts and Records

         Item 31.         Management Services................       Management Services

         Item 32.         Undertakings.......................       Undertakings

                                   PROSPECTUS


                                 MARCH 29, 1996


                      DFA INVESTMENT DIMENSIONS GROUP INC.

         DFA INVESTMENT DIMENSIONS GROUP INC. (the "Fund"), 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, (310) 395-8005, is an open-end management investment company.


         The Fund issues twenty-eight series of shares, each of which represents a separate class of the Fund's common stock, having its own investment objective and policies. This prospectus describes only VA Small Value Portfolio, VA Large Value Portfolio, VA International Value Portfolio, VA International Small Portfolio, VA Short-Term Fixed Portfolio and VA Global Bond Portfolio (individually, a "Portfolio" and collectively, the "Portfolios"). Shares of the Portfolios are offered only to separate accounts of insurance companies to fund variable life and variable annuity contracts.


         The investment objective of each of the Domestic Equity and International Equity Portfolios is to achieve long-term capital appreciation. The investment objectives of the Fixed Income Portfolios are: VA Short-Term Fixed Portfolio, to achieve stable real value of capital with a minimum of risk by investing in high quality obligations; and VA Global Bond Portfolio, to provide a market rate of return for a global fixed income portfolio with low relative volatility of returns.

                           DOMESTIC EQUITY PORTFOLIOS

   VA SMALL VALUE PORTFOLIO                          VA LARGE VALUE PORTFOLIO

                        INTERNATIONAL EQUITY PORTFOLIOS

  VA INTERNATIONAL VALUE PORTFOLIO             VA INTERNATIONAL SMALL PORTFOLIO

                            FIXED INCOME PORTFOLIOS

 VA SHORT-TERM FIXED PORTFOLIO                       VA GLOBAL BOND PORTFOLIO



         This prospectus sets forth concisely information about the Portfolios that prospective investors should know before investing and should be read carefully and retained for future reference. You should read this prospectus in conjunction with the prospectus describing the related insurance company separate account. A statement of additional information about the Portfolios, dated March 29, 1996, which is incorporated herein by reference, has been filed with the Securities and Exchange Commission and is available upon request, without charge, by writing or calling the Fund at the above address or telephone number.


           THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
              THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                                                                            PAGE
                                                                                                                            ----
HIGHLIGHTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    2

CONDENSED FINANCIAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5

DOMESTIC EQUITY PORTFOLIOS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    7
         Portfolio Characteristics and Policies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    7
         Portfolio Structure  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    7
         Portfolio Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    8

INTERNATIONAL EQUITY PORTFOLIOS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    8

VA INTERNATIONAL VALUE PORTFOLIO  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    8
         Investment Objective and Policies  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    8
         Portfolio Structure  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    9
         Portfolio Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   10

VA INTERNATIONAL SMALL PORTFOLIO  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   10
         Investment Objective and Policies  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   10
         Portfolio Structure  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   12
         Portfolio Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   13

SECURITIES LOANS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   13

FIXED INCOME PORTFOLIOS -
INVESTMENT OBJECTIVES AND POLICIES  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   13
         VA Short-Term Fixed Portfolio  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   13
         VA Global Bond Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   14
         Description of Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   14
         Investments in the Banking Industry  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   15
         Portfolio Strategy . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   15

RISK FACTORS - ALL PORTFOLIOS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   16
         Small Company Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   16
         Foreign Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   17
         Foreign Currencies and Related Transactions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   17
         Borrowing  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   17
         Portfolio Strategies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   17
         Futures Contracts and Options on Futures . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   18
         Banking Industry Concentrations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   18
         Repurchase Agreements  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   18

MANAGEMENT OF THE FUND  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   18
         Investment Services - VA International Small Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   19
         Directors and Officers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   20

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   20

PURCHASE AND REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   20

VALUATION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   21

DISTRIBUTION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   21

GENERAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   21

                                   HIGHLIGHTS

                                                                            PAGE
         THE PORTFOLIOS

         Each Portfolio, in effect, represents a separate mutual fund with its own investment objective and policies. The investment objective of each Portfolio is a fundamental policy and may not be changed without the affirmative vote of a majority of its outstanding securities. Shares of the Portfolios are sold only to separate accounts of insurance companies. Proceeds from the sale of shares of a Portfolio will be invested in accordance with that Portfolio's investment objective and policies. A Portfolio will pay its shareholders all dividends and distributions arising from the assets of the Portfolio.


         INVESTMENT OBJECTIVES - DOMESTIC EQUITY PORTFOLIOS                    7


         The investment objective of both the VA Small Value Portfolio and VA Large Value Portfolio (collectively the "Domestic Equity Portfolios") is to achieve long-term capital appreciation. The VA Small Value Portfolio and the VA Large Value Portfolio will invest in common stocks of U.S. companies that have a high book value in relation to their market value. The Domestic Equity Portfolios operate as diversified investment companies.


         INVESTMENT OBJECTIVE - VA INTERNATIONAL VALUE PORTFOLIO               8


         The investment objective of the VA International Value Portfolio is to achieve long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in the stocks of large non-U.S. companies that have a high book value in relation to their market value. The VA International Value Portfolio operates as a diversified investment company.


         INVESTMENT OBJECTIVE - VA INTERNATIONAL SMALL PORTFOLIO              10


         The investment objective of the VA International Small Portfolio is to achieve long-term capital appreciation by investing in marketable stocks of small non-U.S. companies. The Portfolio will be structured by generally basing the amount of each security purchased on the issuer's relative market capitalization, applied on a basis of descending values, with a view to achieving a reasonable reflection of the relative market capitalization of its portfolio companies. The Portfolio operates as a diversified investment company.

         INVESTMENT OBJECTIVES - FIXED INCOME PORTFOLIOS                      13

         The investment objective of VA Short-Term Fixed Portfolio is to achieve stable real value of capital with a minimum of risk. Generally, the Portfolio will acquire high quality obligations which mature within one year from the date of settlement; however, when greater returns are available substantial investments may be made in securities maturing within two years from the date of settlement as well. The VA Short-Term Fixed Portfolio operates as a diversified investment company. The Portfolio intends to concentrate investments in the banking industry under certain circumstances. (See "FIXED INCOME PORTFOLIOS - INVESTMENT OBJECTIVES AND POLICIES" and "Investments in the Banking Industry.")

         The investment objective of VA Global Bond Portfolio is to provide a market rate of return for a fixed income portfolio with low relative volatility of returns. The Portfolio invests in obligations issued or guaranteed by the U.S. and foreign governments and their agencies, obligations of other foreign issuers rated AA or better and supranational organizations. The VA Global Bond Portfolio operates as a non-diversified investment company. (See "FIXED INCOME PORTFOLIOS - INVESTMENT OBJECTIVES AND POLICIES" and "Portfolio Strategy.")

         RISK FACTORS                                                         16

         VA International Small Portfolio and VA International Value Portfolio (collectively, the "International Equity Portfolios") and VA Global Bond Portfolio invest in foreign securities which are traded abroad. VA Short-Term Fixed Portfolio is authorized to invest in dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks and dollar-denominated obligations of foreign issuers traded in the U.S. and also is authorized to concentrate investments in the banking industry in certain circumstances. The Domestic Equity Portfolios and the VA International Value Portfolio may purchase and sell index futures contracts and options thereon. All of the Portfolios are authorized to invest in repurchase agreements. All of the above described policies involve certain risks. (See "RISK FACTORS - ALL PORTFOLIOS.")


         MANAGEMENT OF THE FUND                                               18


         Dimensional Fund Advisors Inc. (the "Advisor") serves as investment advisor to each Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Pty Limited each serve as a sub-advisor to VA International Small Portfolio. (See "MANAGEMENT OF THE FUND.")


         DIVIDEND POLICY                                                      20


         The International Equity and Domestic Equity Portfolios, except for VA Large Value Portfolio, each distribute substantially all of their net investment income in November and December of each year. VA Large Value Portfolio and VA Global Bond Portfolio distribute dividends from their net investment income quarterly. VA Short-Term Fixed Portfolio distributes dividends from its net investment income monthly. The Portfolios will make any distributions from realized net capital gains on an annual basis. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.")


         PURCHASE, VALUATION AND REDEMPTION OF SHARES                         20



         Shares of the Portfolios are sold only to separate accounts of insurance companies to fund variable life and variable annuity insurance contracts. Purchases and redemptions are made at net asset value. To invest in a Portfolio, please see the prospectus of the insurance company's separate account which offers variable life and variable annuity insurance contracts to investors.


         The value of the shares issued by the Portfolios will fluctuate in relation to their own investment experience. Unlike money market funds, the shares of VA Short-Term Fixed Portfolio will tend to reflect fluctuations in interest rates because the Portfolio does not seek to stabilize the price of its shares by use of the "amortized cost" method of securities valuation. (See "PURCHASE AND REDEMPTION OF SHARES" and "VALUATION OF SHARES.")

         The expenses in the following table are estimates based on expenses incurred by the Portfolios for the fiscal periods ended November 30, 1995.

 ANNUAL FUND OPERATING EXPENSES                     MANAGEMENT          OTHER             TOTAL
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)                FEE           EXPENSES      OPERATING EXPENSES
                                                  --------------      --------      ------------------
 VA Small Value(2)                                    0.50%             0.70%             1.20%
 VA Large Value(1)                                    0.25%             0.95%             1.20%

 VA International Value(2)                            0.40%             0.93%             1.33%

 VA International Small(2)                            0.50%             0.91%             1.41%
 VA Short-Term Fixed(2)                               0.25%             0.59%             0.84%

 VA Global Bond(1)                                    0.25%             1.06%             1.31%

----------------------
(1) Annualized, based on fees and expenses incurred from January 13, 1995 (date of initial investment) to November 30, 1995.
(2) The Portfolio is new and, therefore, the expenses of the portfolio included in the table are the estimated annualized expenses that are expected to be incurred through the fiscal year ending November 30, 1996.

EXAMPLE

         You would pay the following transaction and annual operating expenses on a $1,000 investment in each Portfolio, assuming a 5% annual return over each of the following time periods and redemption at the end of each time period:

                                     1 Year          3 Years           5 Years          10 Years
                                     ------          -------           -------          --------
 VA Small Value*                       $12             $38               n/a              n/a

 VA Large Value                         12              38               $66              $145

 VA International Value*                14              42               n/a              n/a

 VA International Small*                14              45               n/a              n/a

 VA Short-Term Fixed*                    9              27               n/a              n/a

 VA Global Bond                         13              42               $72              $158

--------------------
* The Portfolio is new and the above example is based on estimated expenses for the current and next two fiscal years and does not extend those estimates over five and ten year periods.


         The purpose of the above expense table and example is to assist investors in understanding the various costs and expenses that an investor in the Portfolios will bear directly or indirectly. The sales charges and expenses of the separate account are not shown above and should be considered before investing. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

                        CONDENSED FINANCIAL INFORMATION

         The following financial highlights are part of the Portfolios' audited financial statements for the fiscal year ended November 30, 1995. The financial statements, related notes, and the report of the independent auditors covering such financial information and financial highlights for the Portfolios' fiscal year ended November 30, 1995, are incorporated by reference into the Portfolios' Statement of Additional Information. Further information about the Portfolios' performance is contained in the Fund's Annual Report to shareholders relating to the Portfolios for the year ended November 30, 1995.
A copy of the Annual Report (including the report of the independent auditors) may be obtained from the Fund upon request at no charge.



                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                                  VA
                                                                                VA SMALL       VA LARGE      INTERNATIONAL
                                                                                 VALUE           VALUE           VALUE
                                                                             PORTFOLIO(A)    PORTFOLIO(B)    PORTFOLIO(A)
                                                                             ------------    ------------   --------------
         Net Asset Value, Beginning of Period  . . . . . . . . . . . . . . .   $10.00          $10.00          $10.00
                                                                               ------          ------          ------

         Income from Investment Operations
         ---------------------------------
           Net Investment Income . . . . . . . . . . . . . . . . . . . . . .     0.01            0.19            ----
                                                                               ------          ------          ------

           Net Gains (Losses) on Securities (Realized and
             Unrealized) . . . . . . . . . . . . . . . . . . . . . . . . . .     (0.31)           1.85            0.03
                                                                                ------          ------          ------
             Total from Investment Operations  . . . . . . . . . . . . . . .     (0.30)           2.04            0.03
                                                                                ------          ------          ------


         Less Distributions
         ------------------
           Net Investment Income . . . . . . . . . . . . . . . . . . . . . .     (0.01)          (0.16)           ----
           Net Realized Gains  . . . . . . . . . . . . . . . . . . . . . . .       ---           (0.59)           ----
                                                                                ------          ------          ------
             Total Distributions . . . . . . . . . . . . . . . . . . . . . .     (0.01)          (0.75)           ----
                                                                                ------          ------          ------

         Net Asset Value, End of Period  . . . . . . . . . . . . . . . . . .    $ 9.69          $11.29          $10.03
                                                                                ======          ======          ======

         Total Return  . . . . . . . . . . . . . . . . . . . . . . . . . . .     (3.04)%#        20.41%#          0.30%#
         Net Assets, End of Period (thousands) . . . . . . . . . . . . . . .    $4,848          $6,562          $5,014

         Ratio of Expenses to Average Net Assets . . . . . . . . . . . . . .      0.99%*(c)       1.20%*(c)       1.32%*(c)
         Ratio of Net Investment Income to Average Net Assets  . . . . . . .      0.91%*(c)       2.03%*(c)      (0.20)*(c)
         Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . .      0.00%*         65.38%*(d)       0.00%*
----------------

*Annualized
#Non-Annualized

(a) For the period October 3 (commencement of operations) to November 30, 1995.
(b) For the period January 13 (commencement of operations) to November 30,
    1995.
(c) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

(d) On September 15, 1995, the shareholders of DFA Global Value Portfolio approved a change of investment policy providing for investment of substantially all of DFA Global Value Portfolio's assets in the stocks of U.S. companies and the sale of DFA Global Value Portfolio's foreign securities to VA International Value Portfolio. Effective September 18, 1995, DFA Global Value Portfolio changed its name to VA Large Value Portfolio. This resulted in turnover that is not indicative of expected future results.

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)


                                                                     VA                  VA
                                                                INTERNATIONAL         SHORT-TERM           VA GLOBAL
                                                                    SMALL               FIXED                 BOND
                                                                 PORTFOLIO(A)       PORTFOLIO(A)(1)      PORTFOLIO(B)(1)
                                                                 ------------       ---------------      ---------------
         Net Asset Value, Beginning of Period  . . . . . . . .     $10.00               $10.00               $10.00
                                                                   ------               ------               ------

         Income from Investment Operations
         ---------------------------------
           Net Investment Income . . . . . . . . . . . . . . .      (0.01)                0.08                 0.48
           Net Gains (Losses) on Securities (Realized and
             Unrealized) . . . . . . . . . . . . . . . . . . .      (0.28)                ----                 0.81
                                                                   ------               ------               ------


             Total from Investment Operations  . . . . . . . .      (0.29)                0.08                 1.29
                                                                   ------               ------               ------


         Less Distributions
         ------------------
           Net Investment Income . . . . . . . . . . . . . . .       ----                (0.04)               (0.57)
           Net Realized Gains  . . . . . . . . . . . . . . . .       ----                 ----                (0.11)
                                                                   ------               ------               ------

             Total Distributions . . . . . . . . . . . . . . .       ----                (0.04)               (0.68)
                                                                   ------               ------               ------
         Net Asset Value, End of Period  . . . . . . . . . . .     $ 9.71               $10.04               $10.61
                                                                   ======               ======               ======

         Total Return  . . . . . . . . . . . . . . . . . . . .      (2.90)%#              0.81%#              13.09%#

         Net Assets, End of Period (thousands) . . . . . . . .     $4,856               $5,041               $3,393
         Ratio of Expenses to Average Net Assets . . . . . . .       2.52%*(c)            0.63%*(c)            1.31%*(c)
         Ratio of Net Investment Income to Average Net Assets       (0.39)%*(c)           5.11%*(c)            5.08%*(c)
         Portfolio Turnover Rate . . . . . . . . . . . . . . .       0.00%*               0.00%*              60.09%*
----------------

(1)      (Adjusted to reflect a 900% stock dividend as of January 2, 1996)

*Annualized
#Non-Annualized

(a)      For the period October 3 (commencement of operations) to November 30,
         1995.
(b)      For the period January 13 (commencement of operations) to November 30,
         1995.
(c) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.




         The total return information shown in the Financial Highlights tables does not reflect the expenses that apply to a separate account or the related insurance policies, and inclusion of these charges would reduce the total return figures for all periods shown. Until October 1995, VA Large Value Portfolio invested approximately 50% of its total assets in the stocks of large non-U.S. companies and approximately 50% of its total assets in the stocks of U.S. companies. The total return information presented in the Financial Highlights table for VA Large Value Portfolio reflects the performance of the Portfolio when it invested in the stocks of both U.S. and non-U.S. companies. The total return information of VA Large Value Portfolio for the period ended November 30, 1995 should not be considered indicative of its future performance.

                           DOMESTIC EQUITY PORTFOLIOS

PORTFOLIO CHARACTERISTICS AND POLICIES

         The investment objective of each of the Domestic Equity Portfolios is to achieve long-term capital appreciation. VA Large Value Portfolio and VA Small Value Portfolio will invest in common stocks of U.S. companies with shares that have a high book value in relation to their market value (a "book to market ratio"). A company's shares will be considered to have a high book to market ratio if the ratio equals or exceeds the ratios of any of the 30% of companies with the highest positive book to market ratios whose shares are listed on the New York Stock Exchange ("NYSE") and, except as described under "Portfolio Structure," will be considered eligible for investment. VA Large Value Portfolio will purchase common stocks of companies whose market capitalizations equal or exceed that of the company having the median market capitalization of companies whose shares are listed on the NYSE, and the VA Small Value Portfolio will purchase common stocks of companies whose market capitalizations are smaller than such company.

PORTFOLIO STRUCTURE


         Each Domestic Equity Portfolio will operate as a "diversified" investment company. Further, neither Portfolio will invest more than 25% of its total assets in securities of companies in a single industry. Ordinarily, at least 80% of the assets of each Portfolio will be invested in a broad and diverse group of readily marketable common stocks of U.S. companies with high book to market ratios, as described above. The Portfolios may invest a portion of their assets, ordinarily not more than 20%, in high quality, highly liquid fixed income securities such as money market instruments, including short-term repurchase agreements. The Portfolios also may invest in index futures contracts and options on index futures contracts provided that, in accordance with current regulations, not more than 5% of the Portfolio's total assets are then invested as initial margin deposits on such contracts or options. The Portfolios will purchase securities that are listed on the principal U.S. national securities exchanges and traded in the over-the-counter market ("OTC").


         Each Domestic Equity Portfolio will be structured on a market capitalization basis, by generally basing the amount of each security purchased on the issuer's relative market capitalization, with a view to creating in each Portfolio a reasonable reflection of the relative market capitalizations of its portfolio companies. However, the Advisor may exclude the securities of a company that otherwise meets the applicable criteria described above if the Advisor determines in its best judgment that other conditions exist that make the inclusion of such security inappropriate.


         Deviation from strict market capitalization weighting will also occur in the Domestic Equity Portfolios because they intend to purchase round lots only. Furthermore, in order to retain sufficient liquidity, the relative amount of any security held by a Portfolio may be reduced, from time to time, from the level which strict adherence to market capitalization weighting would otherwise require. A portion, but generally not in excess of 20%, of a Portfolio's assets may be invested in interest-bearing obligations, as described above, thereby causing further deviation from strict market capitalization weighting. The Portfolios may make block purchases of eligible securities at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, strict adherence to the policy of market capitalization weighting would otherwise require. In addition, the Portfolios may acquire securities eligible for purchase or otherwise represented in the Portfolios at the time of the exchange in exchange for the issuance of their shares. While such purchases and acquisitions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of the assets of a Portfolio.

         On not less than a semi-annual basis, for each Portfolio the Advisor will calculate the book to market ratio necessary to determine those companies whose stocks are eligible for investment.

PORTFOLIO TRANSACTIONS

         The Domestic Equity Portfolios do not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. As described under "Portfolio Structure," investments will be made in virtually all eligible securities on a market capitalization weighted basis. This is a passive approach to investment management that does not entail taking steps to reduce risk by replacing portfolio equity securities with other securities that appear to have the potential to provide better investment performance.

         Generally, securities will be purchased with the expectation that they will be held for longer than one year. VA Large Value Portfolio may sell portfolio securities when the issuer's market capitalization falls substantially below that of the issuer with the minimum market capitalization which is then eligible for purchase by the Portfolio, and VA Small Value Portfolio may sell portfolio securities when the issuer's market capitalization increases to a level that substantially exceeds that of the issuer with the largest market capitalization which is then eligible for investment by the Portfolio. However, securities may be sold at any time when, in the Advisor's judgment, circumstances warrant their sale.

         In addition, VA Large Value Portfolio may sell portfolio securities when their book to market ratio falls substantially below that of the security with the lowest such ratio that is then eligible for purchase by the Portfolio. VA Small Value Portfolio may also sell portfolio securities in the same circumstances; however, that Portfolio anticipates generally to retain securities of issuers with relatively smaller market capitalizations for longer periods, despite any decrease in the issuer's book to market ratio.


                        INTERNATIONAL EQUITY PORTFOLIOS

                        VA INTERNATIONAL VALUE PORTFOLIO

INVESTMENT OBJECTIVE AND POLICIES

         The investment objective of VA International Value Portfolio is to achieve long-term capital appreciation. The Portfolio operates as a diversified investment company and seeks to achieve its investment objective by investing in the stocks of large non-U.S. companies that have a high book to market ratio. A company's shares will be considered eligible for investment if such shares (i) first, have a book to market ratio that equals or exceeds the ratios of any of the 30% of companies in that country with the highest positive book to market ratios and (ii) second, are shares of a company having a market capitalization of at least $500 million and are listed on a major exchange in such country. The Portfolio will be approximately market capitalization weighted. Although it does not presently intend to do so, the Portfolio reserves the right to invest in companies that have market capitalizations of less than $500 million.

         Under normal market conditions, the Portfolio will invest at least 65% of the value of its assets in issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries. The Portfolio will not invest more than 25% of its total assets in securities of companies in a single industry.


         The Portfolio reserves the right to invest in index futures contracts and options on index futures contracts to commit funds awaiting investment or to maintain liquidity. The Portfolio will not purchase futures contracts if as a result more than 5% of its total assets would then consist of initial margin deposits on such contracts. Such investments entail certain risks. (See "RISK FACTORS - ALL PORTFOLIOS.")


         A portion, but generally not in excess of 20% of the Portfolio's assets, may be invested in the nine categories of interest-bearing obligations described in "FIXED INCOME PORTFOLIOS - INVESTMENT OBJECTIVES AND POLICIES - Description of Investments."

         The Portfolio intends to invest in the stocks of large companies in countries with developed markets. Initially, the Portfolio will invest in the stocks of large companies in Japan, the United Kingdom, Germany, France, Switzerland, Italy, Belgium, Spain, the Netherlands, Sweden, Hong Kong, Singapore and Australia. As the Portfolio's growth permits, it may invest in the stocks of large companies in other developed markets.

         In determining market capitalization weights, the Advisor, using its best judgment, will seek to eliminate the effect of cross holdings on the individual country weights. As a result, the weighting of certain companies in the Portfolio may vary from their weighting in international indices such as those published by The Financial Times, Morgan Stanley Capital International or Salomon/Russell. The Advisor, however, will not attempt to account for cross holding within the same country. The Advisor may exclude the stock of a company that otherwise meets the applicable criteria if the Advisor determines in its best judgment that other conditions exist that make the purchase of stock for the Portfolio inappropriate.

         Changes in the composition and relative ranking (in terms of market capitalization and book to market ratio) of the stocks which are eligible for purchase by the Portfolio take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the Advisor will prepare lists of non-U.S. large companies (those with market capitalizations of $500 million or more) with high book to market ratios. Only common stocks whose market capitalizations are not less than the minimum on such list will be purchased by the Portfolio. Additional investments will not be made in securities which have depreciated in value to such an extent that they are not then considered by the Advisor to be large companies. This may result in deviation from market capitalization weighting, and such deviation could be substantial if a significant amount of the Portfolio's holdings decrease in value sufficiently to be excluded from the then current market capitalization requirement for eligible securities, but not by a sufficient amount to warrant their sale.

PORTFOLIO STRUCTURE


         The Advisor may exclude the securities of a company that otherwise meets the criteria described above if the Advisor determines in its best judgment that other conditions exist that make the inclusion of such security inappropriate. This will result in some deviation from strict market capitalization weighting. Deviation from strict market capitalization weighting will also occur in the Portfolio because it intends to purchase round lots only. Furthermore, in order to retain sufficient liquidity, the relative amount of any security held by the Portfolio may be reduced, from time to time, from the level which strict adherence to market capitalization weighting would otherwise require. Any portion of the Portfolio's assets invested in interest-bearing obligations would cause a further deviation from strict market capitalization weighting. The Portfolio may make block purchases of eligible securities at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, strict adherence to the policy of market capitalization weighting would otherwise require. In addition, the Portfolio may acquire securities eligible for purchase or otherwise represented in the Portfolio at the time of the exchange in exchange for the issuance of its shares. While such purchases might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of the assets of the Portfolio. If securities must be sold in order to obtain funds to make redemption payments, such securities may be repurchased by the Portfolio as additional cash becomes available to it. However, the Portfolio has retained the right to borrow to make redemption payments and is also authorized to redeem its shares in kind.


         It is management's belief that the stocks of large companies with high book to market ratios offer, over a long term, a prudent opportunity for capital appreciation, but, at the same time, selecting a limited number of such issues for inclusion in the Portfolio involves greater risk than including a large number of them. The Advisor does not anticipate that a significant number of securities which meet the market capitalization criteria will be selectively excluded from the Portfolio.

         The Portfolio does not seek current income as an investment objective, and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the Portfolio do pay dividends. It is anticipated, therefore, that the Portfolio will receive dividend income.

PORTFOLIO TRANSACTIONS

         The Portfolio does not intend to purchase or sell a security based on the prospects for an individual country's economy, the securities markets in that country or the individual issuer whose shares are eligible for purchase. As described above, investments will be made in virtually all eligible securities on a market capitalization weighted basis. This is a passive approach to investment management that does not entail taking steps to reduce risk by replacing portfolio equity securities with other securities that appear to have the potential to provide better investment performance. The Portfolio may sell securities when the issuer's market capitalization falls substantially below that of the issuer with the minimum market capitalization which is then eligible for purchase by the Portfolio. In addition, the Portfolio may sell portfolio securities when their book to market ratio falls substantially below that of the security with the lowest such ratio that is then eligible for purchase by the Portfolio. Generally, securities will be purchased with the expectation that they will be held for longer than one year.


                        VA INTERNATIONAL SMALL PORTFOLIO

INVESTMENT OBJECTIVE AND POLICIES

         VA International Small Portfolio operates as a diversified investment company whose investment objective is to achieve long-term capital appreciation and provides investors with access to securities portfolios consisting of small Japanese, United Kingdom, Continental and Pacific Rim companies. The VA International Small Portfolio will seek to achieve its investment objective by investing its assets in a broad and diverse group of marketable stocks of (1) Japanese small companies which are traded in the Japanese securities markets;
(2) United Kingdom small companies which are traded principally on the International Stock Exchange of the United Kingdom and the Republic of Ireland ("ISE"); (3) small companies organized under the laws of certain European countries; and (4) small companies located in Australia, New Zealand and Asian countries whose shares are traded principally on the securities markets located in those countries. The Advisor will determine the initial allocation of assets among the four segments of VA International Small Portfolio and will periodically review and adjust such allocation, all in its sole discretion.

         Company size will be determined for purposes of this Portfolio solely on the basis of a company's market capitalization. "Market capitalization" will be calculated by multiplying the price of a company's stock by the number of its shares of that stock outstanding. Each segment of VA International Small Portfolio will be structured to reflect reasonably the relative market capitalizations of the portfolio companies in that segment. The Advisor believes that over the long term the investment performance of small companies in developed countries is superior to large companies, and that investment in the Portfolio is an effective way to improve global diversification.

         Japanese Small Company Segment

         Reference in this prospectus to the term "Japanese small company" means a company located in Japan whose market capitalization is not larger than the largest of those in the smaller one-half (deciles 6 through 10) of companies whose securities are listed on the First Section of the Tokyo Stock Exchange ("TSE"). While the Portfolio will invest primarily in the stocks of small companies which are listed on the TSE, it may acquire the stocks of Japanese small companies which are traded in other Japanese securities markets as well.

         United Kingdom Small Company Segment

         Reference in this prospectus to a "United Kingdom small company" means a company organized in the United Kingdom, with shares listed on the ISE whose market capitalization is not larger than the largest of those in the smaller one-half (deciles 6 through 10) of companies included in the Financial Times-Actuaries All Share Index ("FTA").

         The FTA is an index of stocks traded on the ISE, which is similar to the Standard & Poor's 500 Composite Stock Index ("S&P 500 Index"), and is used by investment professionals in the United Kingdom for the same purposes as investment professionals in the U.S. use the S&P 500 Index. While the FTA will be used by the Portfolio to determine the maximum market capitalization of any company whose stock the Portfolio will purchase, Portfolio acquisitions will not be limited to stocks which are included in the FTA. The Portfolio will not, however, purchase shares of any investment trust or of any company whose market capitalization is less than $5,000,000.

         Continental Small Company Segment

         The Portfolio is authorized to invest in readily marketable stocks of a broad and diverse group of small companies organized under the laws of certain European countries; specifically, France, Germany, Italy, Switzerland, the Netherlands, Sweden, Belgium, Norway, Spain, Austria, Finland and Denmark, whose shares are traded principally in securities markets located in those countries. Company size will be determined by the Advisor in a manner that will compare the market capitalizations of companies in all countries of this segment in which the Portfolio invests (i.e., on a European basis). The Advisor will use the appropriate country indices of the Financial Times-Actuaries World Index ("FTW") converted to a common currency, the United States dollar, and aggregated to define "small companies." The FTW consists of a series of country indices which contain generally the largest companies in the major industry sectors in proportion to their market capitalization whose shares are available for purchase by non-resident investors. Its constituents represent about 70% of the total market capitalization of the respective markets. Companies with publicly traded stock whose market capitalizations are not greater than the largest of those in the smallest 20% (9th and 10th deciles) of companies listed in the FTW as combined for the countries in this segment will be considered to be "Continental small companies" and will be eligible for purchase by the Portfolio.

         While the Advisor will use the aggregated FTW indices to determine the maximum size of eligible portfolio companies, portfolio acquisitions will not be limited to stocks listed on the FTW for any country. The Portfolio does not intend, however, to purchase shares of any company whose market capitalization is less than the equivalent of $5,000,000. The Advisor may in its discretion either limit further investments in a particular country or divest the Portfolio of holdings in a particular country. (See "Portfolio Structure.")

         Pacific Rim Small Company Segment

         The Portfolio is authorized to invest in stocks of small companies located in Australia, New Zealand and Asian countries whose shares are traded principally on the securities markets located in those countries. Company size will be determined by the Advisor in a manner that will compare the market capitalizations of the companies in all countries of this segment in which the Portfolio invests (i.e., on a Pacific Rim basis). The Advisor will use the appropriate country indices of the FTW converted to a common currency and aggregated to define "small companies." Companies with publicly traded stock whose market capitalizations are not greater than the largest of those in the smallest 30% (8th, 9th and 10th deciles) of companies listed in the FTW as combined for the countries in this segment will be considered to be "Pacific Rim small companies" and will be eligible for purchase by the Portfolio.

         While the Advisor will use the aggregated FTW indices to determine the maximum size of eligible portfolio companies, portfolio acquisitions will not be limited to stocks listed on the FTW for any country. The Portfolio does not intend to purchase shares of any company whose market capitalization is less than $5,000,000. The Advisor may in its discretion either limit further investments in a particular country or divest the Portfolio of holdings in a particular country.

PORTFOLIO STRUCTURE

         With respect to each segment, VA International Small Portfolio intends to acquire a portion of the stock of each eligible company on a market capitalization basis. The Portfolio also may invest up to 5% of its assets in convertible debentures issued by Japanese, United Kingdom, Continental and Pacific Rim small companies.

         VA International Small Portfolio is structured by generally basing the amount of each security purchased in each segment on the issuer's relative market capitalization within that segment with a view to creating in the Portfolio a reasonable reflection of the relative market capitalizations of the portfolio companies segment by segment. The decision to include or exclude the shares of an issuer will be made on the basis of such issuer's relative market capitalization determined by reference to other companies located in the same country, except with respect to Continental and Pacific Rim small companies, such determination shall be made by reference to other companies located in all countries in the respective segment. Company size is measured in terms of local currencies in order to eliminate the effect of variations in currency exchange rates, except with respect to Continental and Pacific Rim small company segments, in which segments company size will be measured in terms of a common currency. Even though a company's stock may meet the applicable market capitalization criterion, it may not be purchased if, (i) in the Advisor's judgment, the issuer is in extreme financial difficulty, (ii) the issuer is involved in a merger or consolidation or is the subject of an acquisition or
(iii) a significant portion of the issuer's securities are closely held. Further, securities of real estate investment trusts will not be acquired (except as a part of a merger, consolidation or acquisition of assets). In addition, the Advisor may exclude the stock of a company that otherwise meets applicable market capitalization criterion if the Advisor determines in its best judgment that other conditions exist that make the purchase of such stock inappropriate.

         When, in the judgment of the Advisor, the indices described herein are no longer appropriate benchmarks for determining company size or eligibility, the Advisor may, in its sole discretion, utilize other indices that it considers appropriate.


         Deviation from strict market capitalization weighting will also occur because the Advisor intends to purchase round lots only. Furthermore, in order to retain sufficient liquidity, the relative amount of any security held may be reduced from time to time from the level which strict adherence to market capitalization weighting would otherwise require. A portion, but generally not in excess of 20%, of the Portfolio's assets may be invested in interest-bearing obligations, such as money-market instruments for this purpose, thereby causing further deviation from strict market capitalization weighting.

         Block purchases of eligible securities may be made at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, strict adherence to the policy of market capitalization weighting would otherwise require. In addition, the Portfolio may acquire securities eligible for purchase or otherwise represented in the Portfolio at the time of the exchange in exchange for the issuance of shares. While such purchases and acquisitions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.


         If securities must be sold in order to obtain funds to make redemption payments, they may be repurchased as additional cash becomes available. In most instances, however, management would anticipate selling securities which had appreciated sufficiently to be eligible for sale and, therefore, would not need to repurchase such securities. (See "Portfolio Transactions.")

         Changes in the composition and relative ranking (in terms of market capitalization) of the stocks which are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On a not less than semi-annual basis, the Advisor will determine the market capitalization of the largest small
company eligible for investment in each segment.   Common stocks whose market
capitalizations are not greater than such company will be purchased.
Additional investments generally will not be made in securities which have appreciated in value sufficiently to be excluded from the Advisor's then current market capitalization limit for eligible portfolio securities. This may result in further deviation from strict market capitalization weighting, and such deviation could be substantial if a significant amount of holdings increase in value sufficiently to be excluded from the limit for eligible securities, but not by a sufficient amount to warrant their sale. (See "Portfolio Transactions.") A further deviation from market capitalization weighting may occur if the Portfolio invests a portion of its assets in convertible debentures.

         It is management's belief that the stocks of small companies offer, over a long term, a prudent opportunity for capital appreciation but, at the same time, selecting a limited number of such issues for investment involves greater risk than investing in a large number of them. The Portfolio intends to invest at least 80% of its assets in equity securities of Japanese, United Kingdom, Continental and Pacific Rim small companies.

         Generally, current income is not sought as an investment objective, and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be selected for investment do pay dividends. It is anticipated, therefore, that dividend income will be received.

PORTFOLIO TRANSACTIONS

         On a periodic basis, the Advisor will review each Portfolio's holdings and determine which, at the time of such review, are no longer considered small Japanese, United Kingdom, Continental or Pacific Rim companies. The present policy of the Advisor is to consider portfolio securities for sale when they have appreciated sufficiently to rank, on a market capitalization basis, more than one full decile higher than the company with the largest market capitalization that is eligible for purchase by the Portfolio as determined periodically by the Advisor. The Advisor may, from time to time, revise that policy if, in the opinion of the Advisor, such revision is necessary to maintain appropriate market capitalization weighting.

         Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive, or due to an expected or realized decline in securities prices in general. Securities may be disposed of, however, at any time when, in the Advisor's judgment, circumstances, such as (but not limited to) tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices, warrant their sale. Generally, securities will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the policy of maintaining portfolios of companies with small market capitalizations.


                                SECURITIES LOANS

         All of the Portfolios are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While a Portfolio may earn additional income from lending securities, such activity is incidental to the investment objective of a Portfolio. The value of securities loaned may not exceed 33 1/3% of the value of a Portfolio's total assets. In connection with such loans, a Portfolio will receive collateral consisting of cash or U.S. Government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Portfolios will be able to terminate the loan at any time, will receive reasonable compensation on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures.


          FIXED INCOME PORTFOLIOS - INVESTMENT OBJECTIVES AND POLICIES

VA SHORT-TERM FIXED PORTFOLIO

         The investment objective of VA Short-Term Fixed Portfolio is to achieve a stable real value (i.e., a return in excess of the rate of inflation) of invested capital with a minimum of risk. The Portfolio will invest in U.S.

government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. Generally, the Portfolio will acquire obligations which mature within one year from the date of settlement, but substantial investments may be made in obligations maturing within two years from the date of settlement when greater returns are available. It is the Portfolio's policy that the weighted average length of maturity of investments will not exceed one year. The Portfolio principally invests in certificates of deposit, commercial paper, bankers' acceptances, notes and bonds. The Portfolio will invest more than 25% of its total assets in obligations of U.S. and/or foreign banks and bank holding companies when the yield to maturity on these instruments exceeds the yield to maturity on all other eligible portfolio investments of similar quality for a period of five consecutive days when the NYSE is open for trading. (See "Investments in the Banking Industry.")


VA GLOBAL BOND PORTFOLIO

         The investment objective of VA Global Bond Portfolio is to provide a market rate of return for a fixed income portfolio with low relative volatility of returns. The Portfolio will invest primarily in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, obligations of other foreign issuers rated AA or better and supranational organizations, such as the World Bank, the European Investment Bank, European Economic Community, and European Coal and Steel Community and corporate debt obligations. At the present time, the Advisor expects that most investments will be made in the obligations of issuers which are developed countries, such as those countries which are members of the Organization of Economic Cooperation and Development (OECD). However, in the future, the Advisor anticipates investing in issuers located in other countries as well. Under normal market conditions, the Portfolio will invest at least 65% of the value of its assets in issuers organized or having a majority of their assets in, or deriving a majority of their operating income in, at least three different countries, one of which may be the United States. The Portfolio will acquire obligations which mature within ten years from the date of settlement. Because many of the Portfolio's investments will be denominated in foreign currencies, the Portfolio will also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. Inasmuch as VA Global Bond Portfolio intends to continually hedge against the risk of variations in currency exchange rates, the Advisor believes that the variation of the Portfolio's investment performance in relation to fluctuations in currency exchange rates will be minimized.

DESCRIPTION OF INVESTMENTS


         The following is a description of the categories of investments which may be acquired by the Fixed Income Portfolios. VA Short-Term Fixed Portfolio may invest in all of the securities and obligations listed in categories 1-6 and 8, and VA Global Bond Portfolio may invest in the securities and obligations listed in categories 1-3 and 6-9.


         1. U.S. Government Obligations - Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.

         2. U.S. Government Agency Obligations - Issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, including the Federal National Mortgage Association, Federal Home Loan Bank and the Federal Housing Administration.

         3. Corporate Debt Obligations - Non-convertible corporate debt securities (e.g., bonds and debentures) which are issued by companies whose commercial paper is rated Prime-1 by Moody's Investors Services, Inc. ("Moody's") or A-1 by Standard & Poor's Corporation ("S&P") and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer's commercial paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by Moody's. If there is neither a commercial paper rating nor a rating of the debt security, then the Advisor must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA or Aa2.

         4. Bank Obligations - Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances. Bank certificates of deposit will only be acquired from banks with assets in excess of $1,000,000,000.

         5. Commercial Paper - Rated, at the time of purchase, A-1 or better by S&P or Prime-1 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody's or AAA by S&P, and having a maximum maturity of nine months.


         6. Repurchase Agreements - Instruments through which the Portfolios purchase securities ("underlying securities") from a bank, or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the security at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. The Portfolios will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of the Portfolio's total assets would be so invested. The Portfolios will also only invest in repurchase agreements with a bank if the bank has at least $1,000,000,000 in assets and is approved by the Investment Committee of the Advisor. The Advisor will monitor the market value of the securities plus any accrued interest thereon so that they will at least equal the repurchase price.


         7. Foreign Government and Agency Obligations - Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments, or their agencies and instrumentalities.

         8. Supranational Organization Obligations - Debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

         9. Foreign Issuer Obligations - Debt securities of non-U.S. issuers rated AA or better by S&P and Aa2 or better by Moody's.

INVESTMENTS IN THE BANKING INDUSTRY


         VA Short-Term Fixed Portfolio will invest more than 25% of its total assets in obligations of U.S. and/or foreign banks and bank holding companies when the yield to maturity on these investments exceeds the yield to maturity on all other eligible portfolio investments for a period of five consecutive days when the NYSE is open for trading. For the purpose of this policy, which is a fundamental policy of the Portfolio that can only be changed by a vote of shareholders of the Portfolio, banks and bank holding companies are considered to constitute a single industry, the banking industry. When investment in such obligations exceeds 25% of the total net assets of the Portfolio, the Portfolio will be considered to be concentrating its investments in the banking industry.


         The types of bank and bank holding company obligations in which VA Short-Term Fixed Portfolio may invest include: dollar-denominated certificates of deposit, bankers' acceptances, commercial paper and other debt obligations issued in the United States and which mature within two years of the date of settlement, provided such obligations meet the Portfolio's established credit rating criteria as stated under "Description of Investments." In addition, the Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities.

PORTFOLIO STRATEGY

         VA Short-Term Fixed Portfolio will be managed with a view to capturing credit risk premiums and term or maturity premiums. As used herein, the term "credit risk premium" means the anticipated incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and "maturity risk premium" means the anticipated incremental return for holding securities having maturities of longer than one month compared to securities having a maturity of one month. The Advisor believes that credit risk premiums are available largely through investment in high grade commercial paper, certificates of deposit and corporate obligations. The holding period for assets of the Portfolio will be chosen with a view to maximizing anticipated monthly returns, net of trading costs.

         VA Global Bond Portfolio will be managed with a view to capturing maturity risk premiums. Ordinarily the Portfolio will invest primarily in obligations issued or guaranteed by foreign governments and their agencies and instrumentalities, obligations of other foreign issuers rated AA or better and
supranational organizations.   Supranational issuers include the European
Economic Community, the European Coal and Steel Community, the Nordic Investment Bank, the World Bank and the Japanese Development Bank. The Portfolio will own obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities also. At times when, in the Advisor's judgment, eligible foreign securities do not offer maturity risk premiums that compare favorably with those offered by eligible U.S. securities, the Portfolio will be invested primarily in the latter securities.

         VA Global Bond Portfolio is "non-diversified," as defined in the Investment Company Act of 1940, which means that, as to 75% of its total assets, more than 5% may be invested in the securities of a single issuer. However, for purposes of the Internal Revenue Code, the Portfolio is "diversified" because as to 50% of its total assets, no more than 5% may be invested in the securities of a single issuer, and the Portfolio intends to invest no more than 55% of the value of its total assets in cash, cash items, government securities and other regulated investment companies. The Portfolio will not invest more than 25% of its assets in securities of companies in any one industry. Management does not consider securities which are issued by the U.S. government or its agencies or instrumentalities to be investments in an "industry." However, management currently considers securities issued by a foreign government to be subject to the 25% limitation, with the effect that not more than 25% of the Portfolio's total assets will be invested in securities issued by any one foreign government. The Portfolio will not invest more than 25% of its total assets in obligations of supranational organizations. Finally, the Portfolio might invest in certain securities issued by companies, such as Caisse Nationale des Telecommunication, a communications company, whose obligations are guaranteed by a foreign government. Management considers such a company to be within a particular industry (in this case, the communications industry) and, therefore, the Portfolio will invest in the securities of such a company only if it can do so under the Portfolio's policy of not being concentrated in any single industry.


         VA Short-Term Fixed Portfolio is expected to have a high portfolio turnover rate due to the relatively short maturities of the securities to be acquired. It is anticipated that the annual rate of VA Short-Term Fixed Portfolio could be 0% to 200%. The annual portfolio turnover rate of VA Global Bond Portfolio is not expected to exceed 100%. The rate of portfolio turnover will depend upon market and other conditions; it will not be a limiting factor when management believes that portfolio changes are appropriate. While the Fixed Income Portfolios acquire securities in principal transactions and, therefore, do not pay brokerage commissions, the spread between the bid and asked prices of a security may be considered to be a "cost" of trading. Such costs ordinarily increase with trading activity. However, as stated above, securities ordinarily will be sold when, in the Advisor's judgment, the monthly return of a Portfolio will be increased as a result of portfolio transactions after taking into account the cost of trading. It is anticipated that securities will be acquired in the secondary markets for short term instruments.



                         RISK FACTORS - ALL PORTFOLIOS


SMALL COMPANY SECURITIES


         Typically, securities of small companies are less liquid than securities of large companies. Recognizing this factor, VA International Small Portfolio and VA Small Value Portfolio will endeavor to effect securities transactions in a manner to avoid causing significant price fluctuations in the market for these securities.

FOREIGN SECURITIES



         The International Equity Portfolios and Fixed Income Portfolios invest in foreign issuers. Such investments involve risks that are not associated with investments in U.S. public companies. Such risks may include legal, political and or diplomatic actions of foreign governments, such as imposition of withholding taxes on interest and dividend income payable on the securities held, possible seizure or nationalization of foreign deposits, establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the value of the assets held by the Portfolios. Further, foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those of U.S. public companies and there may be less publicly available information about such companies than comparable U.S. companies. Certain of the foreign markets in which the Portfolios may invest have recently transitioned from or are in the process of transitioning from centrally controlled to market-based economies. There can be no assurance that such transitions will be successful. The Fixed Income Portfolios may invest in obligations of supranational organizations.
The value of the obligations of these organizations may be adversely affected if one or more of their supporting governments discontinue their support.
Also, there can be no assurance that any of the Portfolios will achieve its investment objective.



FOREIGN CURRENCIES AND RELATED TRANSACTIONS



         Investments of the International Equity Portfolios and VA Global Bond Portfolio will be denominated in foreign currencies. Changes in the relative values of foreign currencies and the U.S. dollar, therefore, will affect the value of investments of these Portfolios. These Portfolios may purchase foreign currency futures contracts and options in order to hedge against changes in the level of foreign currency exchange rates, provided not more than 5% of each Portfolio's assets are then invested as initial margin deposits on such contracts or options. Such contracts involve an agreement to purchase or sell a specific currency at a future date at a price set in the contract and enable the Portfolios to protect against losses resulting from adverse changes in the relationship between the U.S. dollar and foreign currencies occurring between the trade and settlement dates of Portfolio securities transactions, but they also tend to limit the potential gains that might result from a positive change in such currency relationships.



BORROWING



         Each Portfolio has reserved the right to borrow amounts not exceeding 33% of its net assets for the purposes of making redemption payments. When advantageous opportunities to do so exist, each Portfolio may also purchase securities when borrowings exceed 5% of the value of its net assets. Such purchases can be considered to be "leveraging" and, in such circumstances, the net asset value of the Portfolio may increase or decrease at a greater rate than would be the case if the Portfolio had not leveraged. The interest payable on the amount borrowed would increase the Portfolio's expenses and, if the appreciation and income produced by the investments purchased when the Portfolio has borrowed are less than the cost of borrowing, the investment performance of the Portfolio will be reduced as a result of leveraging.



PORTFOLIO STRATEGIES


         The method employed by the Advisor to manage the Domestic Equity and International Equity Portfolios will differ from the process employed by many other investment advisors in that the Advisor will rely on fundamental analysis of the investment merits of securities to a limited extent to eliminate potential portfolio acquisitions rather than rely on this technique to select securities. Further, because securities generally will be held long-term and will not be eliminated based on short-term price fluctuations, the Advisor generally will not act upon general market movements or short-term price fluctuations of securities to as great an extent as many other investment advisors.

FUTURES CONTRACTS AND OPTIONS ON FUTURES



         The Domestic Equity Portfolios and VA International Value Portfolio may invest in index futures contracts and options on index futures contracts, provided that, in accordance with current regulations, not more than 5% of each Portfolio's total assets are then invested as initial margin deposits on such contracts or options. In addition, to the extent that a Portfolio invests in futures contracts and options thereon for other than bona fide hedging purposes, no Portfolio will enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Portfolio's total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. These investments entail the risk that an imperfect correlation may exist between changes in the market value of the stocks owned by the Portfolios, and the prices of such futures contracts and options, and, at times, the market for such contracts and options might lack liquidity, thereby inhibiting a Portfolio's ability to close a position in such investments. Gains or losses on investments in options and futures depend on the direction of securities prices, interest rates and other economic factors, and the loss from investing in futures contracts is potentially unlimited. Certain restrictions imposed by the Internal Revenue Code may limit the ability of a Portfolio to invest in futures contracts and options on futures contracts.



BANKING INDUSTRY CONCENTRATIONS


         Concentrating in obligations of the banking industry may involve additional risk by foregoing the safety of investing in a variety of industries. Changes in the market's perception of the riskiness of banks relative to non-banks could cause more fluctuations in the net asset value of VA Short-Term Fixed Portfolio than might occur in less concentrated portfolios.


REPURCHASE AGREEMENTS


         In addition, all of the Portfolios may invest in repurchase agreements. In the event of the bankruptcy of the other party to a repurchase agreement, the Fund could experience delay in recovering the securities underlying such agreements. Management believes that this risk can be controlled through stringent security selection criteria and careful monitoring procedures.

                             MANAGEMENT OF THE FUND

         Dimensional Fund Advisors Inc. (the "Advisor") serves as investment advisor to each of the Portfolios. As such, the Advisor is responsible for the management of their respective assets. Investment decisions for all Portfolios of the Fund are made by the Investment Committee of the Advisor which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides the Portfolios with a trading department and selects brokers and dealers to effect securities transactions. Portfolio securities transactions are placed with a view to obtaining best price and execution and, subject to this goal, may be placed with brokers which have assisted in the sale of the Portfolios' shares. Brokerage transactions may be placed with securities firms that are affiliated with an affiliate of the Advisor.


         For the fiscal year ended November 30, 1995, (i) the Advisor received a fee for its services which, on an annual basis, equaled the following percentage of the average net assets of each Portfolio; and (ii) the total expenses of each Portfolio were the following percentages of respective average net assets:



                                  Management Fee                  Annualized Total Expenses
                                  --------------                  -------------------------

 VA Small Value Portfolio                            0.50%                                0.99%
 VA Large Value Portfolio                            0.25%                                1.20%

 VA International Value Portfolio                    0.40%                                1.32%
 VA International Small Portfolio                    0.50%                                2.52%
 VA Short-Term Fixed Portfolio                       0.25%                                0.63%
 VA Global Bond Portfolio                            0.25%                                1.31%




         The Fund bears all of its own costs and expenses, including: services of its independent accountants, legal counsel, brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors, the cost of filing its registration statements under federal and state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Portfolio are so allocated and expenses which are not allocable to a particular Portfolio are borne by each Portfolio on the basis of the fees paid by the Fund to PFPC Inc., the accounting services, dividend disbursing and transfer agent for each Portfolio.



         The Advisor was organized in May 1981 and is engaged in the business of providing investment management services to institutional investors. Assets under management total approximately $14 billion. David G. Booth and Rex A. Sinquefield, directors and officers of both the Fund and the Advisor, together own approximately 63% of the Advisor's outstanding stock and may be deemed controlling persons of the Advisor. The Advisor owns 100% of the outstanding shares of Dimensional Fund Advisors Ltd. ("DFAL") and DFA Australia Pty Limited ("DFA Australia") (see "Investment Services - VA International Small Portfolio).


INVESTMENT SERVICES - VA INTERNATIONAL SMALL PORTFOLIO

         Pursuant to a Sub-Advisory Agreement with the Advisor, DFAL, 14 Berkeley Street, London, W1X 5AD, England, a company that is organized under the laws of England, has the authority and responsibility to select brokers or dealers to execute securities transactions for the United Kingdom and Continental small company segments of VA International Small Portfolio. Pursuant to a Sub-Advisory Agreement with the Advisor, DFA Australia, Suite 4403 Gateway, 1 MacQuarie Place, Sydney, New South Wales 2000, Australia, the successor to Dimensional Fund Advisors Asia Inc., has the authority and responsibility to select brokers and dealers to execute securities transactions for the Japanese and Pacific Rim small company segments of VA International Small Portfolio. The duties of DFAL with respect to the United Kingdom and Continental small company segments of the Portfolio and DFA Australia with respect to the Japanese and Pacific Rim small company segments of the Portfolio include the maintenance of a trading desk for the Portfolio and the determination of the best and most efficient means of executing securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by the Portfolio and may delegate this task, subject to its own review, to DFAL and DFA Australia. On at least a semi-annual basis, the Advisor reviews the holdings of United Kingdom, Continental, Japanese and Pacific Rim small company segments and reviews the trading process and the execution of securities transactions.

         DFAL maintains and furnishes to the Advisor information and reports on United Kingdom and Continental small companies, including its recommendations of securities to be added to the securities in those segments that are eligible for purchase by the Portfolio. The Advisor pays DFAL a fee equal to 50,000 pounds sterling total per year, payable on a quarterly basis, for services to the Portfolio. DFAL is a member of the Investment Management Regulatory Organization Limited ("IMRO"), a self regulatory organization for investment managers operating under the laws of England. If a shareholder of VA International Small Portfolio wishes to register a complaint against DFAL, that shareholder may either make the complaint in writing to the Compliance Officer of DFAL or may complain directly to IMRO.

         DFA Australia maintains and furnishes to the Advisor information and reports on Japanese and Pacific Rim small companies, including its recommendations of securities to be added to the securities in those segments that are eligible for purchase by the Portfolio. The Advisor pays DFA Australia a fee equal to 100,000 Hong Kong dollars total per year, payable on a quarterly basis, for services to VA International Small Portfolio.

DIRECTORS AND OFFICERS

         The Board of Directors is responsible for establishing Fund policies and for overseeing the management of the Fund. Information as to the Directors and Officers of the Fund is set forth in the Statement of Additional Information under "DIRECTORS AND OFFICERS."


                DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

         Each Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), so that it will not be liable for federal income taxes to the extent that its net investment income and net realized capital gains are distributed. The policy of VA Small Value and the International Equity Portfolios is to distribute substantially all of their net investment income together with any net realized capital gains in November and December of each year. Dividends from net investment income of VA Large Value Portfolio are distributed quarterly and any net realized capital gains are distributed in November and December of each year. Net investment income, which is accrued daily, will be distributed monthly (except for January) by VA Short-Term Fixed Portfolio and quarterly by VA Global Bond Portfolio. Any net realized capital gains of the Fixed Income Portfolios will be distributed in November and December of each year.

         If a Portfolio purchases shares in certain foreign investment entities, called "passive foreign investment companies" ("PFIC"), such Portfolio may be subject to U.S. federal income tax and a related interest charge on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders.

         Also, dividends and interest received on investments made by the Portfolios may be subject to foreign withholding taxes on income from certain of their foreign securities.

         Shareholders of the Portfolios will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date). Shareholders are notified annually by the Fund as to the federal tax status of dividends and distributions paid by the Portfolio whose shares they own.

         Shares of the Portfolio must be purchased through variable annuity contracts. As a result, it is anticipated that any dividend or capital gains distributions from a Portfolio of the Fund will be exempt from current taxation if left to accumulate within a variable annuity contract. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2.

         The tax status of your investment in the Portfolios depends upon the features of your variable life or variable annuity contract. For further information, please refer to the prospectus of the insurance company separate account that offers your contract.


                       PURCHASE AND REDEMPTION OF SHARES

         Shares of the Portfolios are sold only to insurance company separate accounts. Purchases and redemptions of shares of each Portfolio by a separate account will be effected at the net asset value per share. (See "VALUATION OF SHARES.") Contract owners do not deal directly with the Fund with respect to the acquisition or redemption of shares of the Portfolios. Please see the prospectus of the insurance company separate account for information regarding the purchase and redemption of shares of the Portfolios.


                              VALUATION OF SHARES

         The net asset value per share of each Portfolio is calculated as of the close of the NYSE by dividing the total market value of the Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio. The value of the shares of each Portfolio will fluctuate in relation to its own investment experience. Securities held by the Domestic Equity and International Equity Portfolios which are listed on the securities exchange and for which market quotations are available are valued at the last quoted sale price of the day or, if there is no such reported sale, such securities are valued at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors. The net asset values per share of the International Equity Portfolios and VA Global Bond Portfolio are expressed in U.S. dollars by translating the net assets of each Portfolio using the bid price for the dollar as quoted by generally recognized reliable sources.

         The value of the shares of the Fixed Income Portfolios will tend to fluctuate with interest rates because, unlike money market funds, these Portfolios do not seek to stabilize the value of their respective shares by use of the "amortized cost" method of asset valuation. Net asset value includes interest on fixed income securities which is accrued daily. Securities which are traded OTC and on a stock exchange will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed-income securities this ordinarily will be the OTC market. Securities held by the Fixed Income Portfolios may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the current market value of such securities. Other assets and securities for which quotations are not readily available will be valued in good faith at fair value using methods determined by the Board of Directors.

         Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. The values of foreign securities held by the International Equity Portfolios and VA Global Bond Portfolio are determined as of such times for the purpose of computing the net asset values of these Portfolios. If events which materially affect the value of the investments of a Portfolio occur subsequent to the close of the securities market on which such securities are primarily traded, the investments affected thereby will be valued at "fair value" as described above.

                                  DISTRIBUTION

         The Fund acts as distributor of each series of its own shares of stock. It has, however, entered into an agreement with DFA Securities Inc., a wholly owned subsidiary of the Advisor, pursuant to which DFA Securities Inc. is responsible for supervising the sale of each series of shares. No compensation is paid by the Fund to DFA Securities Inc. under this agreement.


                              GENERAL INFORMATION

         The Fund was incorporated under Maryland law on June 15, 1981. Until June 1983, the Fund was named DFA Small Company Fund Inc. Until September 18, 1995, VA Large Value Portfolio was named DFA Global Value Portfolio and VA Global Bond Portfolio was named DFA Global Bond Portfolio. The shares of each Portfolio, when issued and paid for in accordance with the Fund's prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

         The Portfolios may disseminate reports of their investment performance from time to time. Investment performance is calculated on a total return basis; that is by including all net investment income and any realized and unrealized net capital gains or losses during the period for which investment performance is reported. If dividends or capital gains distributions have been paid during the relevant period, the calculation of investment performance will include such dividends and capital gains distributions as though reinvested in shares of the Portfolio. Standard quotations of total return, which include deductions of any applicable reimbursement fees, are computed in accordance with Securities and Exchange Commission ("SEC") Guidelines and are presented whenever any non-standard quotations are disseminated to provide comparability to other investment companies. Non-standardized total return quotations may differ from the SEC Guideline computations by covering different time periods, excluding deduction of reimbursement fees charged to investors and paid to the Portfolios which would otherwise reduce returns quotations, and linking actual Portfolio return with simulated data for periods prior to a Portfolio's inception. In all cases, disclosures are made when performance quotations differ from the SEC Guidelines which were established effective May 1, 1988. Performance data is based on historical earnings and is not intended to indicate future performance. Rates of return expressed on an annual basis will usually not equal the sum of returns expressed for consecutive interim periods due to the compounding of the interim yields. The Fund's Annual Report to shareholders relating to the Portfolios for the fiscal periods ended November 30, 1995 contains additional performance information. A copy of the Annual Report is available upon request and without charge.

         With respect to the International Equity Portfolios and VA Global Bond Portfolio, rates of return expressed as a percentage of U.S. dollars will reflect applicable currency exchange rates at the beginning and ending dates of the investment periods presented. The return expressed in terms of U.S. dollars is the return one would achieve by investing dollars in the Portfolio at the beginning of the period and liquidating the investment in dollars at the end of the period. Hence, the return expressed as a percentage of U.S. dollars combines the investment performance of the Portfolio as well as the performance of the local currency or currencies of the Portfolio.

         Pursuant to an exemptive order from the SEC, shares of the Portfolios may be sold to registered separate accounts of various insurance companies offering variable annuity and variable life products. At present, the Board of Directors of the Fund does not foresee any disadvantage arising from the fact that each Portfolio may offer its shares to separate accounts of various insurance companies to serve as an investment vehicle for their variable separate accounts. However, a material conflict could arise between the interest of the different participating separate accounts. The Fund's Board of Directors would monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts of interest. If such conflicts were to occur, one or more insurance companies' separate accounts might be required to withdraw its investments in one or more Portfolios, or shares of another Portfolio may be substituted by the Fund. As a result, a Portfolio might be forced to sell a portion of its securities at a disadvantageous price. In the event of such a material conflict, the affected insurance companies agree to take any necessary steps, including removing its separate account from the Portfolio if required by law, to resolve the matter.


         As of February 29, 1996, the following persons owned more than 25% of the voting securities of the following Portfolios:


                            VA LARGE VALUE PORTFOLIO


         (formerly National Home Life) Providian Life and Health Separate Account*    78.74%
         400 West Market Street
         P.O. Box 32830
         Louisville, KY  40232

                            VA GLOBAL BOND PORTFOLIO


         (formerly National Home Life) Providian Life and Health Separate Account*            62.04%
         400 West Market Street
         P.O. Box 32830
         Louisville, KY  40232

         (formerly National Home Life) Providian Life and Health General Account*             37.96%
         400 West Market Street
         P.O. Box 32830
         Louisville, KY  40232

                                                       VA SMALL VALUE PORTFOLIO

         (formerly National Home Life) Providian Life and Health General Account*             53.40%
         400 West Market Street
         P.O. Box 32830
         Louisville, KY  40232

         (formerly National Home Life) Providian Life and Health Separate Account*            46.60%
         400 West Market Street
         P.O. Box 32830
         Louisville, KY  40232

                                                   VA INTERNATIONAL VALUE PORTFOLIO

         (formerly National Home Life) Providian Life and Health Separate Account*            75.49%
         400 West Market Street
         P.O. Box 32830
         Louisville, KY  40232

                                                   VA INTERNATIONAL SMALL PORTFOLIO

         (formerly National Home Life) Providian Life and Health General Account*             50.51%
         400 West Market Street
         P.O. Box 32830
         Louisville, KY  40232

         (formerly National Home Life) Providian Life and Health Separate Account*            49.49%
         400 West Market Street
         P.O. Box 32830
         Louisville, KY  40232

                         VA SHORT-TERM FIXED PORTFOLIO


         (formerly National Home Life) Providian Life and Health General Account*             67.33%
         400 West Market Street
         P.O. Box 32830
         Louisville, KY  40232


         (formerly National Home Life) Providian Life and Health Separate Account*            32.67%
         400 West Market Street
         P.O. Box 32830
         Louisville, KY  40232



____________________
* Owner of record only.



         Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover of this prospectus.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.
1299 Ocean Avenue, 11th Floor
Santa Monica, CA  90401
Tel. No. (310) 395-8005

Investment Advisor
DIMENSIONAL FUND ADVISORS INC.
1299 Ocean Avenue, 11th Floor
Santa Monica, CA  90401
Tel. No. (310) 395-8005

Sub-Advisors
DIMENSIONAL FUND ADVISORS LTD.
14 Berkeley Street
London, W1X 5AD
England
Tel. No. (171) 495-2343

DFA AUSTRALIA PTY LIMITED
Suite 4403 Gateway
1 MacQuarie Place
Sydney, New South Wales 2000
Australia
Tel No. (61) 2-247-7822

Custodian - International
BOSTON SAFE DEPOSIT AND TRUST COMPANY
Princess House
1 Suffolk Lane
London EC4R 0AN
England


Custodian - Domestic
PNC BANK, National Association
200 Stevens Drive, Airport Business Center
Lester, PA  19113


Transfer and Dividend Disbursing Agent
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE  19809


Legal Counsel
STRADLEY, RONON, STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098


Independent Accountants
COOPERS & LYBRAND L.L.P.
2400 Eleven Penn Center
Philadelphia, PA  19103

                      DFA INVESTMENT DIMENSIONS GROUP INC.

         1299 OCEAN AVENUE, 11TH FLOOR, SANTA MONICA, CALIFORNIA  90401
                           TELEPHONE:  (310) 395-8005

                      STATEMENT OF ADDITIONAL INFORMATION


                                 March 29, 1996





             DFA Investment Dimensions Group Inc. (the "Fund") offers twenty-eight series of shares. This statement of additional information describes six of those series: VA SMALL VALUE PORTFOLIO, VA LARGE VALUE PORTFOLIO, VA INTERNATIONAL VALUE PORTFOLIO, VA INTERNATIONAL SMALL PORTFOLIO, VA SHORT-TERM FIXED PORTFOLIO and VA GLOBAL BOND PORTFOLIO (individually, a "Portfolio" and collectively, the "Portfolios"). The shares of the Portfolios are sold only to separate accounts of insurance companies in conjunction with variable life and variable annuity contracts. This statement of additional information is not a prospectus but should be read in conjunction with the Portfolios' prospectus dated March 29, 1996, which can be obtained from the Fund by writing to the Fund at the above address or by calling the above telephone number.



                               TABLE OF CONTENTS

                                                                                PAGE
    PORTFOLIO CHARACTERISTICS AND POLICIES. . . . . . . . . . . . . . . . . . .   1

    BROKERAGE TRANSACTIONS      . . . . . . . . . . . . . . . . . . . . . . . .   2

    INVESTMENT LIMITATIONS.     . . . . . . . . . . . . . . . . . . . . . . . .   3

    FUTURES CONTRACTS.          . . . . . . . . . . . . . . . . . . . . . . . .   5

    FEDERAL TAX TREATMENT OF FUTURES CONTRACTS  . . . . . . . . . . . . . . . .   6

    DIRECTORS AND OFFICERS      . . . . . . . . . . . . . . . . . . . . . . . .   6

    ADMINISTRATIVE SERVICES     . . . . . . . . . . . . . . . . . . . . . . . .   9

    OTHER INFORMATION.          . . . . . . . . . . . . . . . . . . . . . . . .   9

    PRINCIPAL HOLDERS OF SECURITIES.  . . . . . . . . . . . . . . . . . . . . .  10

    PURCHASE AND REDEMPTION OF SHARES.  . . . . . . . . . . . . . . . . . . . .  12

    CALCULATION OF PERFORMANCE DATA.  . . . . . . . . . . . . . . . . . . . . .  13

    FINANCIAL STATEMENTS        . . . . . . . . . . . . . . . . . . . . . . . .  14

                     PORTFOLIO CHARACTERISTICS AND POLICIES


             The following information supplements the information set forth in the prospectus under the captions "DOMESTIC EQUITY PORTFOLIOS," "VA INTERNATIONAL VALUE PORTFOLIO," "VA INTERNATIONAL SMALL PORTFOLIO," and "FIXED INCOME PORTFOLIOS - INVESTMENT OBJECTIVES AND POLICIES." The following information applies to all of the Portfolios.



             Because the structure of the Domestic Equity and International Equity Portfolios is based on the relative market capitalizations of eligible holdings, it is possible that the Portfolios might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Fund and the issuer would be deemed "affiliated persons" under the Investment Company Act of 1940 (the "1940 Act") and certain requirements of the Act regulating dealings between affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Portfolios and the anticipated amount of a Portfolio's assets intended to be invested in such securities, management does not anticipate that a Portfolio will include as much as 5% of the voting securities of any issuer.


             VA International Small Portfolio may invest up to 5% of its assets in convertible debentures issued by non-U.S. companies. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a non-convertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Portfolio may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired by the Portfolio upon conversion of a convertible debenture will generally be held for so long as the Advisor anticipates such stock will provide the Portfolio with opportunities which are consistent with the Portfolio's investment objective and policies.

             The annual portfolio turnover rates of VA Small Value and VA Large Value Portfolios are expected to be 15% and 20%, respectively. The annual portfolio turnover rate of the VA International Value Portfolio is not expected to exceed 20%. Because the relative market capitalizations of small companies compared with larger companies generally do not change substantially over short periods of time, the portfolio turnover rate of VA International Small Portfolio ordinarily is anticipated to be low and is not expected to exceed 25% per year. Generally, securities will be purchased with the expectation that they will be held for longer than one year. Generally, securities will be held until such time as, in the Advisor's judgment, they are no longer considered an appropriate holding in light of the policy of maintaining portfolios of companies with small market capitalization.

                            BROKERAGE TRANSACTIONS

    The following table depicts brokerage commissions paid by the Portfolios during the fiscal year ended November 30, 1995.

                                         BROKERAGE COMMISSIONS
                                  FISCAL YEAR ENDED NOVEMBER 30, 1995
                                  -----------------------------------
VA Small Value                                      $30,469

VA Large Value                                      $ 7,331

VA International Value                              $ 8,171

VA International Small                              $53,043

VA Short-Term Fixed                                 $     0

VA Global Bond                                      $     0


    The Fixed Income Portfolios acquire and sell securities on a net basis with dealers which are major market markers in such securities. The Investment Committee of the Advisor selects dealers on the basis of their size, market making and credit analysis ability. When executing portfolio transactions, the Advisor seeks to obtain the most favorable price for the securities being traded among the dealers with whom the Fixed Income Portfolios effect transactions.

    Portfolio transactions will be placed with a view to receiving the best price and execution. The Portfolios will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view. The Advisor monitors the performance of brokers which effect transactions for the Portfolios to determine the effect that their trading has on the market prices of the securities in which they invest. The Advisor also checks the rate of commission being paid by the Portfolios to their brokers to ascertain that they are competitive with those charged by other brokers for similar services. Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. Brokerage transactions may be placed with securities firms that are affiliated with an affiliate of the Advisor. Commission paid on such transactions would be commensurate with the rate of commissions paid on similar transactions to brokers that are not so affiliated.

    The over-the-counter market ("OTC") companies eligible for purchase by VA Small Value Portfolio are thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect OTC trades on a best execution basis. To that end, the Advisor places buy and sell orders with market makers, third market brokers, Instinet and with brokers on an agency basis when the Advisor determines that the securities may not be available from other sources at a more favorable price. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor to sometimes trade larger blocks than would be possible by going through a single market maker.

    Instinet is an electronic information and communication network whose subscribers include most market makers as well as many institutions. Instinet charges a commission for each trade executed on its system. On any given trade, the Domestic Equity Portfolios, by trading through Instinet, would pay a spread to a dealer on the other side of the trade plus a commission to Instinet. However, placing a buy (or sell) order on Instinet communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Portfolios can effect transactions at the best available prices.

             During the fiscal year ended November 30, 1995, the Portfolios paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Portfolios as set forth in the following table:

                                                            Value of                         Brokerage
                                                    Securities Transactions                 Commissions
                                                    -----------------------                 -----------
      VA Small Value                                       $3,365,563                         $ 17,502

      VA Large Value                                       $2,990,187                         $  4,259

      VA International Value                               $        0                         $      0

      VA International Small                               $        0                         $      0

      VA Short-Term Fixed                                  $        0                         $      0

      VA Global Bond                                       $        0                         $      0

             The investment advisory agreements permit the Advisor knowingly to pay commissions on securities transactions which are greater than another broker might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to the Fund. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Fund.

             Brokerage commissions for transactions in securities listed on the Tokyo Stock Exchange ("TSE") and other Japanese securities exchanges are fixed. Under the current regulations of the TSE and the Japanese Ministry of Finance, member and non-member firms of Japanese exchanges are required to charge full commissions to all customers other than banks and certain financial institutions, but members and licensed non-member firms may confirm transactions to banks and financial institution affiliates located outside Japan with institutional discounts on brokerage commissions. The International Equity Portfolios expect to be able to avail themselves of institutional discounts. The Portfolios' ability to effect transactions at a discount from fixed commission rates depends on a number of factors, including the size of the transaction, the relation between the cost to the member or the licensed non-member firm of effecting such transaction and the commission receivable, and the law, regulation and practice discussed above. There can be no assurance that the Portfolios will be able to realize the benefit of discounts from fixed commissions.


                             INVESTMENT LIMITATIONS

             Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A "majority" is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

             The Portfolios will not:

    (1) invest in commodities or real estate, including limited partnership interests therein, although they may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate, and all Portfolios, may purchase or sell financial futures contracts and options thereon;

(2) make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

(3) as to 75% of the total assets of a Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its instrumentalities) if, as a result, more than 5% of the Portfolio's total assets, at market, would be invested in the securities of such issuer; provided that the VA Global Bond Portfolio is not subject to this limitation;

(4) purchase or retain securities of an issuer if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

(5) borrow, except that each Portfolio may borrow, for temporary or emergency purposes, amounts not exceeding 33% of their net assets from banks and pledge not more than 33% of such assets to secure such loans;

(6) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

(7) invest more than 15% of the value of the Portfolio's total assets in illiquid securities which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

(8) engage in the business of underwriting securities issued by others;

(9) invest for the purpose of exercising control over management of any company;

(10) invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

(11) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; except VA Short-Term Fixed Portfolio shall invest more than 25% of its total assets in obligations of banks and bank holding companies in the circumstances described in the prospectus under "Investments in the Banking Industry" and as otherwise described under "Portfolio Strategy";

(12) write or acquire options (except as described in (1) above) or interests in oil, gas or other mineral exploration, leases or development programs;

(13) purchase warrants, however, the Portfolios may acquire warrants as a result of corporate actions involving holdings of other securities;

(14) purchase securities on margin or sell short; or

(15) acquire more than 10% of the voting securities of any issuer and provided that this limitation applies only to 75% of the assets of the Domestic Equity Portfolios and VA International Value Portfolio.

    The investment limitation described in (1) above, does not prohibit the Portfolios from making margin deposits in connection with the purchase or sale of financial futures contracts and options thereon to the extent permitted under applicable regulations.

    Although (2) above prohibits cash loans, the Portfolios are authorized to lend portfolio securities.

             For the purposes of (7) above, VA Short-Term Fixed Portfolio may invest in commercial paper that is exempt from the registration requirements of the Securities Act of 1933 (the "1933 Act") subject to the requirements regarding credit ratings stated in the prospectus under "Description of Investments." Further, pursuant to Rule 144A under the 1933 Act, the Portfolios may purchase certain unregistered (i.e., restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Directors has delegated the day-to-day function of making liquidity determinations to the Advisor. For 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Directors and the Advisor will continue to monitor the liquidity of Rule 144A securities.

             For the purposes of (11) above, utility companies will be divided according to their services; e.g., gas, gas transmission, electric and gas, electric, water and telephone will each be considered a separate industry.

             The International Equity Portfolios and VA Global Bond Portfolio may acquire and sell forward foreign currency exchange contracts in order to hedge against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set in the contract. While each Domestic Equity Portfolio and VA International Value Portfolio have retained authority to buy and sell financial futures contracts and options thereon, they have no present intention to do so.

             Unless otherwise indicated, all limitations applicable to the Portfolios' investments apply only at the time that a transaction is undertaken. Any subsequent change in a rating assigned by any rating service to a security or change in the percentage of a Portfolio's assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio's total assets will not require a Portfolio to dispose of an investment until the Advisor determines that it is practicable to sell or close out the investment without undue market or tax consequences. In the event that ratings services assign different ratings to the same security, the Advisor will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.


                               FUTURES CONTRACTS

             All Portfolios may enter into futures contracts and options on futures contracts for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Portfolios will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange, and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the Portfolio. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Portfolios expect to earn income on their margin deposits. Pursuant to current regulations, a Portfolio will not enter into futures contract transactions if, immediately thereafter, its margin deposits on open contracts exceed 5% of the market value of its total assets. In addition, to the extent that a Portfolio invests in futures contracts and options thereon for other than bona fide hedging purposes, the Portfolio will not enter into such transaction if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Portfolio's total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Pursuant to published positions of the SEC, the Portfolios may be required to maintain segregated accounts consisting of liquid assets such as cash, U.S. government securities, or other high grade debt obligations (or, as permitted under applicable regulation, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts.


    Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Portfolio would continue to be required to continue to make variation margin deposits. In such circumstances, if the Portfolio has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.


                   FEDERAL TAX TREATMENT OF FUTURES CONTRACTS

    Except for transactions a Portfolio has identified as hedging transactions, the Portfolio is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by the Portfolio may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

    In order for a Portfolio to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities and other income derived with respect to the Portfolio's business of investing in securities. In addition, gains realized on the sale or other disposition of securities held for less than three months must be limited to less than 30% of the Portfolio's annual gross income. It is anticipated that any net gain realized from closing futures contracts will be considered gain from the sale of securities and, therefore, constitute qualifying income for purposes of the 90% requirement. In order to avoid realizing excessive gains on securities held less than three months, the Portfolio may be required to defer the closing out of futures contracts beyond the time when it would otherwise be advantageous to do so. It is anticipated that unrealized gains on futures contracts which have been open for less than three months as of the end of the Portfolio's fiscal year and which are recognized for tax purposes, will not be considered gains on sales of securities held less than three months for the purpose of the 30% test. The Portfolios will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of each Portfolio's fiscal year) on futures transactions. Such distributions will be combined with distributions of capital gains realized on each Portfolio's other investments.


                             DIRECTORS AND OFFICERS

    The names, addresses and ages of the directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth below.

    DIRECTORS


             David G. Booth, Director*, 49, President and Chairman-Chief Executive Officer, Santa Monica, CA. President, Chairman-Chief Executive Officer and Director, of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Fund Advisors Asia Inc., DFA Investment Dimensions Group Inc. (registered investment company) and Dimensional Emerging Markets Fund Inc. (registered investment company). Trustee, President and Chairman-Chief Executive Officer of The DFA Investment Trust Company. Chairman and Director, Dimensional Fund Advisors Ltd.

             George M. Constantinides, 48, Director, Chicago, IL. Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Fund Inc.

             John P. Gould, 57, Director, Chicago, IL. Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company and First Prairie Funds (registered investment companies). Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc. and Harbor Investment Advisors. Executive Vice President, Lexecon Inc. (economics, law, strategy and finance consulting).

             Roger G. Ibbotson, 52, Director, New Haven, CT. Professor in Practice of Finance, Yale School of Management. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc., Hospital Fund, Inc. (investment management services) and BIRR Portfolio Analysis, Inc. (software products). Chairman and President, Ibbotson Associates, Inc. (software, data, publishing and consulting).

             Merton H. Miller, 72, Director, Chicago, IL. Robert R. McCormick Distinguished Service Professor, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc. and Public Director, Chicago Mercantile Exchange.

             Myron S. Scholes, 54, Director, Greenwich, CT. Limited Partner, Long-Term Capital Management L.P. (money manager). Frank E. Buck Professor of Finance, Graduate School of Business and Professor of Law, Law School, Senior Research Fellow, Hoover Institution, (all) Stanford University (on leave). Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc., Benham Capital Management Group of Investment Companies and Smith Breedon Group of Investment Companies.

             Rex A. Sinquefield, 51, Director*, Chairman-Chief Investment Officer, Santa Monica, CA. Chairman-Chief Investment Officer and Director, Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Pty Limited, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Fund Inc. Trustee, Chairman-Chief Investment Officer of The DFA Investment Trust Company. Chairman, Chief Executive Officer and Director, Dimensional Fund Advisors Ltd.


    *Interested Director of the Fund.

OFFICERS


    Each of the officers listed below hold the same office in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Pty Limited, DFA Investment Dimensions Group Inc., The DFA Investment Trust Company, Dimensional Fund Advisors Ltd., and Dimensional Emerging Markets Fund Inc.

    Arthur Barlow, 40, Vice President, Santa Monica, CA.

    Truman Clark, 54, Vice President, Santa Monica, CA. Consultant until October 1995 and Principal and Manager of Product Development, Wells Fargo Nikko Investment Advisors, San Francisco, CA from 1990-1994.

    Maureen Connors, 59, Vice President, Santa Monica, CA.

    Robert Deere, 38, Vice President, Santa Monica, CA.

    Irene R. Diamant, 45, Vice President and Secretary, Santa Monica, CA.

    Eugene Fama, Jr., 35, Vice President, Santa Monica, CA.

    David Plecha, 34, Vice President, Santa Monica, CA.

    George Sands, 40, Vice President, Santa Monica, CA. Managing Director, Asset Strategy Consulting, Los Angeles, CA from 1991 to 1992 and previously Vice President, Wilshire Associates, Santa Monica, CA.

    Michael T. Scardina, 40, Vice President, Chief Financial Officer, Controller and Treasurer, Santa Monica, CA.

    Cem Severoglu, 32, Vice President, Santa Monica, CA.

    Jeanne C. Sinquefield, Ph.D., 49, Executive Vice President, Santa Monica,
CA.

    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

    Set forth below is a table listing, for each director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 1995, and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.


                                               Aggregate                    Total Compensation from
                                             Compensation                             Fund
Director                                       from Fund                        and Fund Complex
--------                               -------------------------           --------------------------

     George M. Constantinides                           $15,000                              $30,000
     John P. Gould                                      $15,000                              $30,000
     Roger G. Ibbotson                                  $15,000                              $30,000
     Merton H. Miller                                   $12,000                              $24,000
     Myron S. Scholes                                   $15,000                              $30,000

                            ADMINISTRATIVE SERVICES

    PFPC Inc. ("PFPC") serves as the accounting services, dividend disbursing and transfer agent for each Portfolio. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services. For its services, each Portfolio pays PFPC fees at the annual rates set forth in the following table:

DOMESTIC EQUITY PORTFOLIOS
   .1025% of the first $300 million of net assets
   .0769% of the next $300 million of net assets
   .0513% of the next $250 million of net assets
   .0205% of the net assets over $850 million

INTERNATIONAL EQUITY PORTFOLIOS
   .1230% of the first $300 million of net assets
   .0615% of the next $300 million of net assets
   .0410% of the next $250 million of net assets
   .0205% of net assets over $850 million

VA SHORT-TERM FIXED PORTFOLIO
   .0513% of the first $100 million of net assets
   .0308% of the next $100 million of net assets
   .0205% of the next $200 million of net assets

VA GLOBAL BOND PORTFOLIO
   .1230% of the first $150 million of net assets
   .0820% of net assets between $150 million and $300 million
   .0615% of net assets between $300 million and $600 million
   .0410% of net assets between $600 million and $850 million
   .0205% of net assets over $850 million

PFPC also charges minimum fees at the rates of $54,000 per year for VA Large Value and the Fixed Income Portfolios and $75,000 per year for VA Small Value and the International Equity Portfolios. The minimums are phased in on a pro rata basis during each Portfolio's first 12-14 months of operation.


                               OTHER INFORMATION

    For the services it provides as investment advisor to each Portfolio, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio. For the fiscal periods ended November 30, 1995, the Portfolios paid advisory fees as set forth in the following table:

                                                       1995
                                                       (000)
                                                    ----------
VA Small Value                                        $   4

VA Large Value                                        $  18

VA International Value                                $   3

VA International Small                                $   4

VA Short-Term Fixed                                   $   2

VA Global Bond                                        $   7

             Because of current federal securities law requirements, the Fund expects that its life insurance company shareholders will offer their contract owners the opportunity to instruct them as to how Portfolio shares allocable to their variable contracts will be voted with respect to certain matters, such as approval of investment advisory agreements. Generally, an insurance company will vote all Portfolio shares held in a separate account in the same proportion as it receives instructions from contract owners in that separate account. Under certain circumstances described in the insurance company separate account prospectus, the insurance company may not vote in accordance with the contract owner's instructions.

             With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular class. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund's by-laws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited at least once each year.

             Boston Safe Deposit and Trust Company serves as the custodian for the International Equity Portfolios and VA Global Bond Portfolio. PNC Bank, National Association serves as custodian for the Domestic Equity Portfolios and VA Short-Term Fixed Portfolio. The custodians maintain a separate account or accounts for the Portfolios; receive, hold and release portfolio securities on account of the Portfolios; make receipts and disbursements of money on behalf of the Portfolios; and collect and receive income and other payments and distributions on account of the Portfolios' portfolio securities.

             Coopers & Lybrand L.L.P., the Fund's independent accountants, audits the Fund's financial statements.

                       PRINCIPAL HOLDERS OF SECURITIES

             As of February 29, 1996, the following stockholders owned at least 5% of the outstanding stock of the Portfolios, as set forth below.


                           VA LARGE VALUE PORTFOLIO

             (formerly National Home Life) Providian Life and Health Separate Account*             78.74%
             400 West Market Street
             P.O. Box 32830
             Louisville, KY  40232

             (formerly National Home Life) Providian Life and Health General Account*              21.26%
             400 West Market Street
             P.O. Box 32830
             Louisville, KY  40232

                            VA GLOBAL BOND PORTFOLIO

    (formerly National Home Life) Providian Life and Health Separate Account*             62.04%
    400 West Market Street
    P.O. Box 32830
    Louisville, KY  40232

    (formerly National Home Life) Providian Life and Health General Account*              37.96%
    400 West Market Street
    P.O. Box 32830
    Louisville, KY  40232

                                                VA SMALL VALUE PORTFOLIO

    (formerly National Home Life) Providian Life and Health General Account*              53.40%
    400 West Market Street
    P.O. Box 32830
    Louisville, KY  40232

    (formerly National Home Life) Providian Life and Health Separate Account*             46.60%
    400 West Market Street
    P.O. Box 32830
    Louisville, KY  40232

                                            VA INTERNATIONAL VALUE PORTFOLIO

    (formerly National Home Life) Providian Life and Health Separate Account*             75.49%
    400 West Market Street
    P.O. Box 32830
    Louisville, KY  40232

    (formerly National Home Life) Providian Life and Health General Account*              24.51%
    400 West Market Street
    P.O. Box 32830
    Louisville, KY  40232

                                            VA INTERNATIONAL SMALL PORTFOLIO

    (formerly National Home Life) Providian Life and Health General Account*              50.51%
    400 West Market Street
    P.O. Box 32830
    Louisville, KY  40232

    (formerly National Home Life) Providian Life and Health Separate Account*             49.49%
    400 West Market Street
    P.O. Box 32830
    Louisville, KY  40232

                                                      VA SHORT-TERM FIXED PORTFOLIO

             (formerly National Home Life) Providian Life and Health General Account*                67.33%
             400 West Market Street
             P.O. Box 32830
             Louisville, KY  40232

             (formerly National Home Life) Providian Life and Health Separate Account*               32.67%
             400 West Market Street
             P.O. Box 32830
             Louisville, KY  40232

    ---------------------------
    *Owner of record only.


                       PURCHASE AND REDEMPTION OF SHARES

             The following information supplements the information set forth in the prospectus under the caption "PURCHASE AND REDEMPTION OF SHARES."

             The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange ("NYSE") is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that is open on Good Friday and closed on Martin Luther King, Jr. Day, Columbus Day and Veterans' Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

             Management believes that any dilutive effect of the cost of investing the proceeds of the sale of the shares of the Portfolios is minimal and, therefore, the shares of the Portfolios are currently sold at net asset value, without imposition of a reimbursement fee. Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios. Any such charges will be described in the prospectus.

             The Fund reserves the right, in its sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or a Portfolio.

             The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the Securities and Exchange Commission (the "Commission"), (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (3) for such other periods as the Commission may permit.

             If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of any Portfolio to make payment wholly or partly in cash, any Portfolio may pay the redemption price in whole or in part by a distribution of portfolio securities from the Portfolio of the shares being redeemed in lieu of cash. Any such redemption by a Portfolio would be in accordance with Rule 18f-1 under the 1940 Act. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions. The International Equity Portfolios and the VA Global Bond Portfolio reserve the right to redeem their shares in the currencies in which their investments are denominated. Investors may incur charges in converting such securities to dollars and the value of the securities may be affected by currency exchange fluctuations.


                        CALCULATION OF PERFORMANCE DATA


    Following are quotations of the Portfolios' annualized percentage total returns from the Portfolios' date of initial investment, as indicated below, through November 30, 1995, using the standardized method of calculation required by the Commission:

             VA Small Value Portfolio                                   -16.91%*

             VA Large Value Portfolio                                    22.46%**

             VA International Value Portfolio                             1.83%*

             VA International Small Portfolio                           -16.17%*

             VA Short-Term Fixed Portfolio                                4.97%*

             VA Global Bond Portfolio                                    14.37%***

-------------------------
* For the period from October 3, 1995 (date of initial investment) to November 30, 1995.

** For the period from January 13, 1995 (date of initial investment) to November 30, 1995. Until October 1995, VA Large Value Portfolio invested approximately 50% of its total assets in the stocks of large non-U.S. companies and approximately 50% of its total assets in the stocks of U.S. companies. The total return information for VA Large Value Portfolio reflects the performance of the Portfolio when it invested in the stocks of both U.S. and non-U.S. companies. The total return of the Portfolio for the period ended November 30, 1995 should not be considered indicative of its future performance.

*** For the period January 13, 1995 (date of initial investment) to November
    30, 1995.


    Each Portfolio determines its average annual total return by finding the average annual compounded rates of return over the stated time period that would equate a hypothetical initial purchase order of $1,000 to its redeemable value (including capital appreciation/depreciation and dividends and distributions paid and reinvested less any fees charged to a shareholder account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the Commission's formula:


             P(1 + T)n = ERV
Where:

    P = a hypothetical initial payment of $1,000

    T = average annual total return

    n = number of years

             ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five-, and ten-year periods at the end of the one-, five-, and ten-year periods (or fractional portion thereof).


             The Portfolios may compare their investment performance to appropriate market and mutual fund indices.



                              FINANCIAL STATEMENTS


             The audited financial statements and financial highlights of the Portfolios for the fiscal year ended November 30, 1995, as set forth in the Fund's Annual Report to stockholders relating to the Portfolios, and the report thereon of Coopers & Lybrand L.L.P., independent accountants, also appearing therein, are incorporated herein by reference.

             An investor may obtain a copy of the Annual Report, upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of the Statement of Additional Information.

                                     PART C

                               OTHER INFORMATION


ITEM 24.         FINANCIAL STATEMENTS AND EXHIBITS

         (a)     FINANCIAL STATEMENTS:

                 PART A: Financial Highlights for each Series of shares of Registrant.

                 PART B:

                 (1)      Statement of Net Assets+
                 (2)      Statement of Operations+
                 (3)      Statement of Changes in Net Assets+
                 (4)      Financial Highlights+
                 (5) Report of Coopers & Lybrand L.L.P., independent accountants, dated January 19, 1996+
                 (6)      Notes to Financial Statements+

         (b)     EXHIBITS:

                 (1)      Articles of Restatement
                          (a)  Form of Articles of Amendment
                          (b)  Form of Articles Supplementary
                          Each of the above is incorporated herein by reference to:
                               Filing: Post Effective Amendment No. 37 to the Registration Statement of Registrant on Form N-1A
                               File Nos.:  2-73948 and 811-3258
                               Filing Date:  November 22, 1995

                          (c)  Articles of Amendment dated December 21, 1995
                          (d) Articles Supplementary dated December 21, 1995 Each of the above is incorporated herein by reference to:
                               Filing: Post-Effective Amendment No. 39 to the Registration Statement of Registrant on Form N-1A
                               File Nos.:  2-73948 and 811-3258
                               Filing Date:  January 30, 1996

                 (2) By-Laws, as amended, dated December 20, 1995. Incorporated herein by reference to:
                               Filing: Post-Effective Amendment No. 39 to the Registration Statement of Registrant on Form N-1A
                               File Nos.:  2-73948 and 811-3258

                         Filing Date:  January 30, 1996

                 (3)      None

                 (4) See Articles Fifth, Sixth, Eighth and Thirteenth of the Registrant's Articles of Restatement filed herewith as Exhibit No. 24(b)(1).
                          (i) Specimen Security of The Japanese Small Company Portfolio**
                         (ii) Specimen Security of The United Kingdom Small Company Portfolio**
                        (iii) Specimen Security of The U.S. 9-10 Small Company Portfolio**
                         (iv) Specimen Security of The DFA Five-Year Government Portfolio**
                          (v) Specimen Security of The Continental Small Company Portfolio**
                         (vi) Specimen Security of The U.S. Large Company Portfolio**
                        (vii)   Specimen Security of The DFA Global Bond
                                Portfolio**
                       (viii) Specimen Security of The DFA Intermediate Government Bond Portfolio**
                         (ix) Specimen Security of The Pacific Rim Small Company Portfolio (formerly, The
                                Asia-Australia Small Company Portfolio)**
                          (x)   Specimen Security of The Large Company
                                International Portfolio**
                         (xi) Specimen Security of The U.S. 6-10 Small Company Portfolio**
                        (xii) Specimen Security of The DFA Real Estate Securities Portfolio**
                       (xiii) Specimen Security of The U.S. Large Cap High Book to Market Portfolio**
                        (xiv) Specimen Security of The U.S. Small Cap High Book to Market Portfolio**
                         (xv)   Specimen Security of the RWB/DFA
                                International High Book to Market Portfolio
                                (formerly, DFA International High Book to
                                Market Portfolio and the Reinhardt Werba
                                Bowen International Large Stock Portfolio)**
                        (xvi) Specimen Security of the Emerging Markets Portfolio**
                       (xvii) Specimen Security of the DFA Global Value Portfolio**
                      (xviii)   Specimen Security of the DFA Global Bond
                                Portfolio**
                        (xix) Specimen Security of the DFA International Small Cap Value Portfolio**
                         (xx) Specimen Security of VA Small Value Portfolio Incorporated herein by reference to:

                                     Filing: Post-Effective Amendment No. 33 to the Registration Statement of Registrant on Form N-1A
                                     File Nos.:  2-73948 and 811-3258
                                     Filing Date:  June 19, 1995
                        (xxi) Specimen Security of VA International Value Portfolio
                                Incorporated herein by reference to:
                                     Filing: Post-Effective Amendment No. 33 to the Registration Statement of Registrant on Form N-1A
                                     File Nos.:  2-73948 and 811-3258
                                     Filing Date:  June 19, 1995
                       (xxii) Specimen Security of VA International Small Portfolio
                                Incorporated herein by reference to:
                                     Filing: Post-Effective Amendment No. 33 to the Registration Statement of Registrant on Form N-1A
                                     File Nos.:  2-73948 and 811-3258
                                     Filing Date:  June 19, 1995
                      (xxiii)   Specimen Security of VA Short-Term Fixed
                                Portfolio
                                Incorporated herein by reference to:
                                     Filing: Post-Effective Amendment No. 33 to the Registration Statement of Registrant on Form N-1A
                                     File Nos.:  2-73948 and 811-3258
                                     Filing Date:  June 19, 1995
                       (xxiv) Specimen Security of DFA Two-Year Global Fixed Income Portfolio
                                Incorporated herein by reference to:
                                     Filing: Post-Effective Amendment No. 37 to the Registration Statement of Registrant on Form N-1A
                                     File Nos.:  2-73948 and 811-3258
                                     Filing Date:  November 22, 1995
                        (xxv) Specimen Security of Enhanced U.S. Large Company Portfolio
                                Incorporated herein reference to:
                                     Filing: Post-Effective Amendment No. 37 to the Registration Statement of Registrant on Form N-1A
                                     File Nos.:  2-73948 and 811-3258
                                     Filing Date:  November 22, 1995
                       (xxvi) Specimen Security of DFA Two-Year Corporate Fixed Income Portfolio
                                Incorporated herein by reference to:
                                     Filing: Post-Effective Amendment No. 37 to the Registration Statement of Registrant on Form N-1A
                                     File Nos.:  2-73948 and 811-3258

                                     Filing Date:  November 22, 1995
                      (xxvii)   Specimen Security of DFA Two-Year Government
                                Portfolio
                                Incorporated herein by reference to:
                                     Filing:  Post-Effective Amendment No. 37
                                     to the Registration Statement of
                                     Registrant on Form N-1A
                                     File Nos.:  2-73948 and 811-3258
                                     Filing Date:  November 22, 1995
               (5)        (i)   Investment Advisory Agreement re: The U.S. 9-10
                                Small Company Portfolio**
                         (ii)   Investment Advisory Agreement re: The Japanese
                                Small Company Portfolio**
                        (iii)   Sub-Advisory Agreement re: The Japanese Small
                                Company Portfolio**
                         (iv)   Investment Advisory Agreement re: The United
                                Kingdom Portfolio**
                          (v)   Investment Advisory Agreement re: The DFA
                                Five-Year Government Portfolio**
                         (vi)   Investment Advisory Agreement re: The
                                Continental Small Company Portfolio**
                        (vii)   Form of Investment Advisory Agreement re: The
                                U.S. Large Company Portfolio**
                       (viii)   Form of Investment Advisory Agreement re: The
                                DFA Global Bond Portfolio**
                         (ix)   Form of Investment Advisory Agreement re:
                                The DFA Intermediate Government Bond Portfolio**
                          (x)   Form of Investment Advisory Agreement re: The
                                Pacific Rim Small Company Portfolio (formerly,
                                The Asia-Australia Small Company Portfolio)**
                         (xi)   Form of Investment Advisory Agreement re: The
                                Large Cap International Portfolio**
                        (xii)   Form of Investment Advisory Agreement re: The
                                U.S. 6-10 Small Company Portfolio**
                       (xiii)   Form of Sub-Advisory Agreement re: The
                                Continental Small Company Portfolio**
                        (xiv)   Form of Sub-Advisory Agreement re: The United
                                Kingdom Small Company Portfolio**
                         (xv)   Form of Investment Advisory Agreement re:
                                The U.S. Large Cap High Book to Market
                                Portfolio**
                        (xvi)   Form of Investment Advisory Agreement re: The
                                U.S. Small Cap High Book to Market Portfolio**
                       (xvii)   Form of Investment Advisory Agreement re:
                                The DFA/AEW Real Estate Securities Portfolio**
                      (xviii)   Form of Sub-Advisory Agreement with Aldrich,
                                Eastman & Waltch L.P., re: The DFA/AEW Real
                                Estate Securities Portfolio**
                        (xix)   Form of Investment Advisory Agreement re: the
                                RWB/DFA International High Book to Market

                                Portfolio (formerly, DFA International High
                                Book to Market Portfolio and the Reinhardt
                                Werba Bowen International Large Stock
                                Portfolio)**
                         (xx)   Form of Sub-Advisory Agreement with
                                Dimensional Fund Advisors Asia Inc. re: The
                                Japanese Small Company Portfolio**
                        (xxi)   Form of Sub-Advisory Agreement with
                                Dimensional Fund Advisors Asia Inc. re: The
                                Pacific Rim Small Company Portfolio**
                       (xxii) Form of Investment Advisory Agreement re: VA Large Value Portfolio (formerly DFA Global Value Portfolio)
                                Incorporated herein by reference to:
                                     Filing: Post-Effective Amendment No. 33 to the Registration Statement of Registrant on Form N-1A
                                     File Nos.:  2-73948 and 811-3258
                                     Filing Date:  June 19, 1995
                      (xxiii) Form of Investment Advisory Agreement re: DFA Global Bond Portfolio**
                       (xxiv) Form of Investment Advisory Agreement re: DFA International Small Cap Value Portfolio**
                        (xxv) Form of Investment Advisory Agreement re: VA Small Value Portfolio
                                Incorporated herein by reference to:
                                     Filing: Post-Effective Amendment No. 33 to the Registration Statement of Registrant on Form N-1A
                                     File Nos.:  2-73948 and 811-3258
                                     Filing Date:  June 19, 1995
                       (xxvi) Form of Investment Advisory Agreement re: VA International Value Portfolio
                                Incorporated herein by reference to:
                                     Filing: Post-Effective Amendment No. 33 to the Registration Statement of Registrant on Form N-1A
                                     File Nos.:  2-73948 and 811-3258
                                     Filing Date:  June 19, 1995
                      (xxvii) Form of Investment Advisory Agreement re: VA International Small Portfolio Incorporated herein by reference to:
                                     Filing: Post-Effective Amendment No. 33 to the Registration Statement of Registrant on Form N-1A
                                     File Nos.:  2-73948 and 811-3258
                                     Filing Date:  June 19, 1995

                     (xxviii) Form of Investment Advisory Agreement re: VA Short-Term Fixed Portfolio
                                Incorporated herein by reference to:
                                     Filing: Post-Effective Amendment No. 33 to the Registration Statement of Registrant on Form N-1A
                                     File Nos.:  2-73948 and 811-3258
                                     Filing Date:  June 19, 1995
                       (xxix) Sub-Advisory Agreement with DFA Australia Pty Limited re: VA International Small Portfolio Incorporated herein by reference to:
                                     Filing: Post-Effective Amendment No. 37 to the Registration Statement of Registrant on Form N-1A
                                     File Nos.:  2-73948 and 811-3258
                                     Filing Date:  November 22, 1995
                        (xxx) Sub-Advisory Agreement with Dimensional Fund Advisors Ltd. re: VA International Small Portfolio Incorporated herein by reference to:
                                     Filing: Post-Effective Amendment No. 37 to the Registration Statement of Registrant on Form N-1A
                                     File Nos.:  2-73948 and 811-3258
                                     Filing Date:  November 22, 1995

                 (6)      Agreement with DFA Securities Inc.**

                 (7)      None.

                 (8)      (i)     Custody Agreement between DFA Investment
                                  Dimensions Group Inc. and Boston Safe Deposit and Trust Company
                                  (a)      Amendment to Custody Agreement with
                                           Mellon Trust (i.e, Boston Safe
                                           Deposit and Trust Company) re:
                                           RWB/DFA International High Book to
                                           Market Portfolio (formerly, DFA
                                           International High Book to Market
                                           Portfolio)
                                  (b)      Amendment to Custody Agreement with
                                           Mellon Trust (formerly Boston Safe
                                           Deposit and Trust Company) re: DFA
                                           International Small Cap Value
                                           Portfolio
                                  (c)      Form of Amendment to Custody
                                           Agreement with Boston Safe Deposit
                                           and Trust Company re: VA
                                           International Small Portfolio and VA
                                           International Value Portfolio

                                           Each of the above is incorporated
                                           herein by reference to:

                                               Filing:  Post-Effective
                                               Amendment No. 33 to the
                                               Registration Statement
                                               of Registrant on Form
                                               N-1A
                                               File Nos.:  2-73948 and 811-3258
                                               Filing Date:  June 19, 1995
                               (d)      Form of Amendment to Custody
                                        Agreement with Boston Safe Deposit
                                        and Trust Company re: DFA Two-Year
                                        Global Fixed Income Portfolio
                               Incorporated herein by reference to:
                                  Filing: Post-Effective Amendment No. 37 to the Registration Statement of
                                  Registrant on Form N-1A
                                  File Nos.:  2-73948 and 811-3258
                                  Filing Date:  November 22, 1995
                        (ii) Form of Custodian Agreement between DFA Investment Dimensions Group Inc. and
                               Provident National Bank for The U.S. 9-10
                               Small Company Portfolio, The U.S. Large
                               Company Portfolio, The DFA One-Year Fixed
                               Income Portfolio, The DFA Intermediate
                               Government Bond Portfolio, and The DFA
                               Five-Year Government Portfolio**
                               (a)  Amendment Number One**
                               (b)  Amendment Number Two**
                               (c)  Form of Amendment Number Three**
                               (d)  Form of Amendment Number Four**
                               (e)  Form of Amendment Number Five
                                    Incorporated herein by reference to:
                                          Filing:  Post-Effective Amendment
                                          No. 33 to the Registration
                                          Statement of Registrant on Form
                                          N-1A
                                          File Nos.:  2-73948 and 811-3258
                                          Filing Date:  June 19, 1995
                               (f)  Form of Amendment Number Six
                                    Incorporated herein by reference to:
                                    Filing: Post-Effective Amendment No. 37 to the Registration Statement of
                                    Registrant on Form N-1A
                                    File Nos.:  2-73948 and 811-3258
                                    Filing Date:  November 22, 1995

              (9)        (i)   Transfer Agency Agreement with Provident
                               Financial Processing Corporation**
                               (a)      Amendment Number One**
                               (b)      Amendment Number Two**
                               (c)      Form of Amendment Number Three**
                               (d)      Form of Amendment Number Four**
                               (e)      Form of Amendment Number Five**
                               (f)      Form of Amendment Number Six*
                               (g)      Form of Amendment Number Seven*

                                  (h)      Form of Amendment Number Eight*
                                  (i)      Form of Amendment Number Nine*
                                  (j)      Form of Amendment Number Ten
                                           Incorporated herein by reference to:
                                           Filing:  Post-Effective Amendment No.
                                             33 to the Registration Statement
                                             of Registrant on Form N-1A
                                             File Nos.:  2-73948 and 811-3258
                                             Filing Date:  June 19, 1995
                                  (k)      Form of Amendment Number Eleven
                                  Incorporated herein by reference to:
                                     Filing: Post-Effective Amendment No. 37 to the Registration Statement of
                                     Registrant on Form N-1A
                                     File Nos.:  2-73948 and 811-3258
                                     Filing Date:  November 22, 1995
                           (ii) Administration and Accounting Services Agreement with Provident Financial Processing Corporation**
                                  (a)      Amendment Number One**
                                  (b)      Amendment Number Two**
                                  (c)      Form of Amendment Number Three**
                                  (d)      Form of Amendment Number Four**
                                  (e)      Form of Amendment Number Five**
                                  (f)      Form of Amendment Number Six*
                                  (g)      Form of Amendment Number Seven*
                                  (h)      Form of Amendment Number Eight*
                                  (i)      Form of Amendment Number Nine*
                                  (j)      Form of Amendment Number Ten
                                           Incorporated herein by reference to:
                                           Filing:  Post-Effective Amendment No.
                                             33 to the Registration Statement
                                             of Registrant on Form N-1A
                                             File Nos.:  2-73948 and 811-3258
                                             Filing Date:  June 19, 1995
                                  (k)      Form of Amendment Number Eleven
                                  Incorporated herein by reference to:
                                     Filing: Post-Effective Amendment No. 37 to the Registration Statement of
                                     Registrant on Form N-1A
                                     File Nos.:  2-73948 and 811-3258
                                     Filing Date:  November 22, 1995
                          (iii) Form of Administration Agreement re: The U.S. 6-10 Small Company Portfolio**
                           (iv) Form of Administration Agreement re: U.S. Large Company Portfolio
                                  Incorporated herein by reference to:
                                     Filing: Post-Effective Amendment No. 37 to the Registration Statement of
                                     Registrant on Form N-1A
                                     File Nos.:  2-73948 and 811-3258
                                     Filing Date:  November 22, 1995

                          (v) Form of Administration Agreement re: The DFA One-Year Fixed Income Portfolio**
                         (vi) Form of Administration Agreement re: The U.S. Large Cap High Book to Market Portfolio**
                        (vii) Form of Administration Agreement re: The U.S. Small Cap High Book to Market Portfolio**
                       (viii) Form of Administration Agreement re: The Pacific Rim Small Company Portfolio (formerly, Asia-Australia Small Company Portfolio)**
                         (ix)   Form of Client Service Agent Agreement re:
                                RWB/DFA International High Book to Market
                                Portfolio (formerly, DFA International High
                                Book to Market Portfolio and Reinhardt Werba
                                Bowen International Large Stock Portfolio)
                                Incorporated herein by reference to:
                                     Filing: Post-Effective Amendment No. 37 to the Registration Statement of Registrant on Form N-1A
                                     File Nos.:  2-73948 and 811-3258
                                     Filing Date:  November 22, 1995
                          (x) Form of Administration Agreement re: The RWB/DFA International High Book to Market Portfolio (formerly, DFA International High Book to Market Portfolio)
                                Incorporated herein by reference to:
                                     Filing: Post-Effective Amendment No. 37 to the Registration Statement of Registrant on Form N-1A
                                     File Nos.:  2-73948 and 811-3258
                                     Filing Date:  November 22, 1995
                         (xi) Form of Administration Agreement re: the Emerging Markets Portfolio**
                        (xii) Marketing Agreement with National Home Life Assurance Company
                                Incorporated herein by reference to:
                                     Filing: Post-Effective Amendment No. 33 to the Registration Statement of Registrant on Form N-1A
                                     File Nos.:  2-73948 and 811-3258
                                     Filing Date:  June 19, 1995
                       (xiii) Participation Agreement with National Home Life Assurance Company
                                Incorporated herein by reference to:
                                     Filing: Post-Effective Amendment No. 33 to the Registration Statement of Registrant on Form N-1A
                                     File Nos.:  2-73948 and 811-3258
                                     Filing Date:  June 19, 1995
                        (xiv) Form of Administration Agreement re: DFA Five-Year Government Portfolio**

                         (xv) Form of Administration Agreement re: Enhanced U.S. Large Company Portfolio
                                Incorporated herein by reference to:
                                     Filing: Post-Effective Amendment No. 37 to the Registration Statement of Registrant on Form N-1A
                                     File Nos.:  2-73948 and 811-3258
                                     Filing Date:  November 22, 1995
                        (xvi) Form of Administration Agreement re: DFA Two-Year Global Fixed Income Portfolio Incorporated herein by reference to:
                                     Filing: Post-Effective Amendment No. 37 to the Registration Statement of Registrant on Form N-1A
                                     File Nos.:  2-73948 and 811-3258
                                     Filing Date:  November 22, 1995
                       (xvii) Form of Administration Agreement re: DFA Two-Year Corporate Fixed Income Portfolio Incorporated herein by reference to:
                                     Filing: Post-Effective Amendment No. 37 to the Registration Statement of Registrant on Form N-1A
                                     File Nos.:  2-73948 and 811-3258
                                     Filing Date:  June 19, 1995
                      (xviii) Form of Administration Agreement re: DFA Two-Year Government Portfolio
                                Incorporated herein by reference to:
                                     Filing: Post-Effective Amendment No. 37 to the Registration Statement of Registrant on Form N-1A
                                     File Nos.:  2-73948 and 811-3258
                                     Filing Date:  November 22, 1995

                 (10) Opinion of counsel - filed with Registrant's Rule 24f-2 Notice on January 29, 1996.

                 (11)     Consent of Coopers & Lybrand L.L.P.

                 (12)     Not applicable

                 (13) Subscription Agreement under Section 14(a)(3) of the Investment Company Act of 1940**

                 (14)     Not applicable

                 (15)     Amended Distribution Plan**
                          (i)  Amended compensation agreement**

                 (16) Schedules for Computation of Performance Data for the following Portfolios: VA Small Value Portfolio, VA International Value Portfolio, VA International Small Portfolio and VA Short-Term Fixed Portfolio.

                 (17)     Financial Data Schedules

                 (18)     Not Applicable

+ For the VA Small Value Portfolio, VA Large Value Portfolio, VA International Value Portfolio, VA International Small Portfolio, VA Short-Term Fixed Portfolio and VA Global Bond Portfolio, the audited financial statements were filed via the EDGAR system on January 31, 1996 with the Securities and Exchange Commission ("SEC") as DFA INVESTMENT DIMENSIONS GROUP INC. Annual Report to Shareholders for the year ended November 30, 1995 pursuant to Rule 30b2-1 under the Investment Company Act of 1940 ("1940 Act") and are incorporated into the Statement of Additional Information dated March 29, 1996.

         With respect to all series of shares of the Registrant, except VA Small Value Portfolio, VA Large Value Portfolio, VA International Value Portfolio, VA International Small Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, Enhanced U.S. Large Company Portfolio, DFA Two-Year Corporate Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio and DFA Two-Year Government Portfolio, the audited financial statements were filed via the EDGAR system on January 26, 1996 with the SEC as DFA INVESTMENT DIMENSIONS GROUP INC. Annual Report to Shareholders for the year ended November 30, 1995 ("Annual Report") pursuant to Rule 30b2-1 under the 1940 Act and are incorporated by reference into the Statement of Additional Information dated February 8, 1996.

         The audited financial statements of U.S. 6-10 Small Company, U.S. Large Company, DFA One-Year Fixed Income, U.S. Small Cap Value, U.S. Large Cap Value, RWB/DFA International High Book to Market and Emerging Markets Series of The DFA Investment Trust Company (the "Trust") for the fiscal year ended November 30, 1995, as set forth in the Trust's annual report to stockholders, were filed via the EDGAR system on January 26, 1996, with the SEC pursuant to Rule 30b2-1 under the 1940 Act and are incorporated by reference into the Statement of Additional Information dated February 8, 1996.

*        To be filed by amendment.

** Previously filed with this registration statement and incorporated herein by reference.


ITEM 25.         PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                 None

ITEM 26.         NUMBER OF HOLDERS OF SECURITIES


                                                        (1)                             (2)

                                                  Title of Class                  Number of Record
                                                 ----------------                  Holders as of
                                                 (Par Value $.01)                 February 29,1996
                                                                                  ----------------
                 U.S. 9-10 Small Company Portfolio                                     194
                 U.S. 6-10 Small Company Portfolio                                      33
                 U.S. Large Company Portfolio                                           63
                 U.S. Small Cap Value Portfolio                                        140
                 U.S. Large Cap Value Portfolio                                        112
                 DFA/AEW Real Estate Securities Portfolio                               27
                 Japanese Small Company Portfolio                                      108
                 Pacific Rim Small Company Portfolio                                    84
                 United Kingdom Small Company Portfolio                                 86
                 Emerging Markets Portfolio                                             63
                 Continental Small Company Portfolio                                   111
                 Large Cap International Portfolio                                      48
                 RWB/DFA International High Book to Market Portfolio                     7
                 DFA International Small Cap Value Portfolio                            39
                 DFA One-Year Fixed Income Portfolio                                   207
                 DFA Five-Year Government Portfolio                                     50
                 DFA Global Fixed Income Portfolio                                      48
                 DFA Intermediate Government Fixed Income Portfolio                     15
                 Enhanced U.S. Large Company Portfolio                                   1
                 DFA Two-Year Corporate Fixed Income Portfolio                           1
                 DFA Two-Year Government Portfolio                                       0
                 DFA Two-Year Global Fixed Income Portfolio                              3
                 VA Global Bond Portfolio                                                2
                 VA Small Value Portfolio                                                3
                 VA Large Value Portfolio                                                2
                 VA International Value Portfolio                                        3
                 VA International Small Portfolio                                        3
                 VA Short-Term Fixed Portfolio                                           3


ITEM 27.         INDEMNIFICATION

                 Section 1 of Article XI of the Registrant's By-Laws provides for indemnification, as set forth below.

                 With respect to the indemnification of the Officers and Directors of the corporation:

         (a) the Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided under Section 2-418 of the Maryland General Corporation Law: (i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and (ii) provided, that the Corporation shall not indemnify any Officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

         (b) The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

         (c) The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.


ITEM 28.         BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

         Registrant's Investment Advisor, Dimensional Fund Advisors Inc. (the "Advisor"), was organized in May, 1981. The principal place of business of the Advisor is 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. The Advisor is engaged in the business of providing investment advice primarily to institutional investors.

         The Sub-Advisor for the VA International Small Portfolio of the Registrant, The Continental Small Company Portfolio and The United Kingdom Small Company Portfolio of DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Fund Advisors Ltd. ("DFAL"), was organized under the laws of England in 1990. The principal place of business of DFAL is 14 Berkeley Street, London W1X 5AD, England.

         The Sub-Advisor for the VA International Small Portfolio of the Registrant, The Japanese and Pacific Rim Small Company Portfolios of DFAIDG, DFA Australia Pty Limited ("DFA Australia"), was organized under the laws of Delaware in 1993. The principal place of business of DFA Australia Pty Limited is Suite 4403 Gateway, 1 MacQuarie Place, Sydney, New South Wales 2000, Australia.

         Aldrich, Eastman & Waltch L.P. ("AEW"), the sub-advisor to The DFA/AEW Real Estate Securities Portfolio, is a Massachusetts limited partnership founded in 1981. The principal place of business of AEW is 225 Franklin Street, Boston, MA 02110-2803.

         The business, profession, vocation or employment of a substantial nature in which each director and officer of the Advisor, DFAL, DFAA and AEW is or has been, during the past two fiscal years, engaged for his own account in the capacity of director, officer, employee, partner or trustee is as follows:

         David G. Booth is Chairman - Chief Executive Officer, President and a Director of the Advisor and the Registrant and is President, Chairman
         - Chief Executive Officer and a Trustee of The DFA Investment Trust Company (the Trust"). Mr. Booth is also Chairman - Chief Executive Officer and a Director of DFA Securities Inc., Dimensional Emerging Markets Fund Inc. (registered investment company), Dimensional Investment Group Inc. (registered investment company) and DFA Australia. He is Chairman and Director of DFAL.

         Rex A. Sinquefield is Chairman - Chief Investment Officer and a Director of the Advisor and the Registrant. He is also Chairman - Chief Investment Officer and a Director of DFA Securities Inc., Dimensional Emerging Markets Fund Inc., Dimensional Investment Group Inc. and DFA Australia, Trustee and Chairman - Chief Investment Officer of the Trust, and Chairman, Chief Executive Officer and Director of DFAL.

         Eugene Francis Fama, a Director of the Advisor, is the Robert R. McCormick Distinguished Service Professor of Finance, and has been engaged in teaching and research in finance and economics at the Graduate School of Business, University of Chicago, Chicago, Illinois since September, 1963. Mr. Fama also is a Director of DFA Securities Inc.


         John Andrew McQuown, a Director of the Advisor, has been self employed since 1974 as an entrepreneur, financier and consultant to major financial institutions. He is also a Director of Chalone Wine Group, Inc., Mortgage Information Corporation, KMV Corporation and Microsource, Inc.

         Lloyd Stockel, a Director of the Advisor, is a private investor and a retired general partner of Goldman Sachs & Co.

         David Salisbury, a Director of the Advisor, is Chief Executive of Schroder Capital Management International Inc.

         and Joint Chief Executive of Schroder International Management Ltd.

         Arthur Barlow is a Vice President of Registrant, the Advisor, the Trust, DFA Securities Inc., Dimensional Emerging Markets Fund Inc., Dimensional Investment Group Inc., DFA Australia and DFAL.

         Truman Clark is a Vice President of Registrant, the Advisor, the Trust, DFA Securities Inc., Dimensional Emerging Markets Fund Inc., Dimensional Investment Group Inc., DFA Australia and DFAL. Mr. Clark was a Consultant until October 1995 and Principal and Manager of Product Development, Wells Fargo Nikko Investment Advisors, San Francisco, CA from 1990-1994.

         Maureen Connors is a Vice President of Registrant, the Advisor, the Trust, DFA Securities Inc., Dimensional Emerging Markets Fund Inc., Dimensional Investment Group Inc., DFA Australia and DFAL.


         Robert Deere is a Vice President of Registrant, the Advisor, the Trust, DFA Securities Inc., Dimensional Emerging Markets Fund Inc., Dimensional Investment Group Inc., DFA Australia and DFAL.

         Irene R. Diamant is a Vice President and Secretary of Registrant, the Advisor, DFA Australia, DFA Securities Inc., the Trust, Dimensional Emerging Markets Fund Inc. and Dimensional Investment Group Inc. Ms. Diamant is also a Vice President of DFAL.

         Eugene Fama, Jr. is a Vice President of Registrant, the Advisor, the Trust, DFA Securities Inc., Dimensional Emerging Markets Fund Inc., Dimensional Investment Group Inc., DFA Australia and DFAL.

         David Plecha is a Vice President of Registrant, the Advisor, the Trust DFA Securities Inc., Dimensional Emerging Markets Fund Inc., Dimensional Investment Group Inc., DFA Australia and DFAL.

         George Sands is a Vice President of Registrant, the Adviser, DFA Securities Inc., the Trust, Dimensional Emerging Markets Fund Inc., Dimensional Investment Group Inc., DFA Australia and DFAL. Mr. Sands was a Managing Director of Asset Strategy Consulting in Los Angeles, CA from March 1991 to August 1992 and a Vice President of Wilshire Associates in Santa Monica, CA from 1985 to February 1991.

         Michael T. Scardina is a Vice President, Chief Financial Officer, Controller and Treasurer of the Registrant, the

         Advisor, the Trust, DFA Securities Inc., Dimensional Emerging Markets Fund Inc., Dimensional Investment Group Inc., DFA Australia and DFAL.

         Cem Severoglu is a Vice President of Registrant, the Advisor, the Trust, DFA Securities Inc., Dimensional Emerging Markets Fund Inc., Dimensional Investment Group Inc., DFA Australia and DFAL.

         Jeanne C. Sinquefield is Executive Vice President of the Registrant, the Advisor, DFA Securities Inc., the Trust, Dimensional Emerging Markets Fund Inc., Dimensional Investment Group Inc., DFA Australia and DFAL.

         Daniel Wheeler, 50, Marketing Officer of the Advisor, Santa Monica, CA.

         David Schneider, 49, Marketing Officer of the Advisor, Santa Monica,
         CA.

         Lawrence Spieth, 48, Marketing Officer of the Advisor, Santa Monica,
         CA.

         Peter C. Aldrich is Executive Director and Co-Chairman of Aldrich, Eastman & Waltch, L.P. ("AEW, L.P.") He is also Executive Director and Co-Chairman of Aldrich, Eastman & Waltch, Inc. ("AEW, Inc.").

         Thomas G. Eastman is Executive Director and Co-Chairman of AEW, L.P. and AEW, Inc.

         Joseph F. Azrack is President and Executive Director of AEW, L.P. and AEW, Inc.

         Steven D. Corkin is a Director of AEW, L.P. and a Vice President of AEW, Inc.

         Marvin M. Franklin is a Director of AEW, L.P. and a Vice President of AEW, Inc.

         Kenneth G. Lewis is a Director of AEW, L.P.

         J. Grant Monahon is a Director, General Counsel and Secretary of AEW, L.P. He is also Vice President and Clerk of AEW, Inc.

         Thomas K. Albert is a Senior Vice President of AEW, L.P.

         Adam S. Berger is a Director of AEW, L.P.

         Doreen M. Biebusch is Chief Financial Officer, Treasurer and a Director of AEW, L.P. She is also Treasurer of AEW, Inc.

         Glenn L. Burdick is a Senior Vice President of AEW, L.P.

         Lori D. Campana is a Senior Vice President of AEW, L.P.

         Daniel M. Cashdan is a Senior Vice President of AEW, L.P.

         Edward F. Cassidy, Jr. is a Senior Vice President of AEW, L.P.

         Gerd A. Cross is a Vice President of AEW, L.P. and a Vice President and Assistant Clerk of AEW, Inc.

         Gregg O. Dawley is a Senior Vice President of AEW, L.P.

         Robert G. Gifford is a Director of AEW, L.P. and a Vice President of AEW, Inc.

         Kevin McCall is a Director of AEW, L.P. and a Vice President of AEW, Inc. Before joining AEW in 1990, Mr. McCall was self-employed.

         H. Rennyson Merritt, III is a Director of AEW, L.P. and a Vice President and Assistant Clerk of AEW, Inc.

         Thomas H. Nolan is a Director of AEW, L.P. and a Vice President of AEW, Inc.

         Randy J. Parker is a Senior Vice President of AEW, L.P.

         Douglas M. Poutasse is a Director of AEW, L.P. Prior to joining AEW in 1991, Mr. Poutasse directed Real Estate and Construction Forecasting at F. W. Dodge (marketing and research company).

         Gregory P. Shay is a Senior Vice President of AEW, L.P. Prior to joining AEW in 1993, Mr. Shay was a consultant with Colonial Capital, Inc. from December 1992 through July 1993.

         Clifford M. Brown is a Director of AEW, L.P. and a Vice President of AEW, Inc. Prior to joining AEW in 1993, Mr. Brown was a director of Salomon Brothers, Inc.

         Sylvia Ferrell-Jones is a Senior Vice President of AEW, L.P. Prior to joining AEW in September of 1993, Ms. Ferrell-Jones was the senior investment officer for real estate at the State of Connecticut Trust Funds.

         Patrick J. Sullivan is a Director of AEW, L.P.

         Martha J. Thurber is a Senior Vice President of AEW, L.P.

         Henry G. Vickers, Jr. is a Senior Vice President of AEW, L.P.


ITEM 29.         PRINCIPAL UNDERWRITERS

         (a)     None.

         (b) Registrant distributes its own shares. It has entered into an agreement, previously filed as Exhibit No. 6 to the Registration Statement, which provides that DFA Securities Inc., 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, will supervise the sale of Registrant's shares. This agreement is subject to the requirements of Section 15(b) of the Investment Company Act of 1940.

         (c)     Not applicable.


ITEM 30.         LOCATION OF ACCOUNTS AND RECORDS

                 All accounts and records are maintained by PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809.

ITEM 31.         MANAGEMENT SERVICES

                 None.

ITEM 32.         UNDERTAKINGS

         (a)     Not applicable.

         (b) Registrant undertakes to file a post-effective amendment, using financial statements of Enhanced U.S. Large Company Portfolio, DFA Two-Year Corporate Fixed Income Portfolio, DFA Two-Year Government Portfolio and DFA Two-Year Global Fixed Income Portfolio, which need not be certified, within four to six months from the effective date of the Registration Statement which includes Enhanced U.S. Large Company Portfolio, DFA Two-Year Corporate Fixed Income Portfolio, DFA Two-Year Government Portfolio and DFA Two-Year Global Fixed Income Portfolio.

         (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment No. 40 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica and State of California on the 27th day of March, 1996.

                                         DFA INVESTMENT DIMENSIONS GROUP INC.

                                         By:  /s/  David G. Booth*
                                            -------------------------------
                                                   David G. Booth
                                                   President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 40 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

     Signature                                     Title                             Date
     ---------                                     -----                             ----
                                                   Director and
/s/ David G. Booth*                                Chairman-Chief                    March 27, 1996
-------------------------                          Executive Officer
David G. Booth

                                                   Director and
/s/ Rex A. Sinquefield*                            Chairman-Chief                    March 27, 1996
-------------------------                          Investment Officer
Rex A. Sinquefield

                                                   Chief Financial
/s/ Michael T. Scardina*                           Officer, Treasurer                March 27, 1996
-------------------------                          and Vice President
Michael T. Scardina

/s/ George M. Constantinides*                      Director                          March 27, 1996
-------------------------
George M. Constantinides

/s/ John P. Gould*                                 Director                          March 27, 1996
-------------------------
John P. Gould

/s/ Roger G. Ibbotson*                             Director                          March 27, 1996
-------------------------
Roger G. Ibbotson

/s/ Merton H. Miller*                              Director                          March 27, 1996
-------------------------
Merton H. Miller

/s/ Myron S. Scholes*                              Director                          March 27, 1996
-------------------------
Myron S. Scholes

*By: /s/ Irene R. Diamant
--------------------------------
         Irene R. Diamant
         Attorney-in-Fact

                                 EXHIBIT INDEX


EXHIBIT NO.                                DESCRIPTION
-----------                                -----------
24(b)(11)                 Consent of Coopers & Lybrand L.L.P.

24(b)(16)                 Schedules for computation of performance data

24(b)(17)                 Financial Data Schedules





                                      C-21